File No. 2-51301


	SECURITIES AND EXCHANGE COMMISSION

	WASHINGTON, D.C.  20549


	FORM N-1A


	POST-EFFECTIVE AMENDMENT NO. 48

	to the

	REGISTRATION STATEMENT UNDER

	THE SECURITIES ACT OF 1933

	AND

	THE INVESTMENT COMPANY ACT OF 1940



		SMITH BARNEY MONEY FUNDS, INC.
	(Exact name of Registrant as specified
	in the Articles of Incorporation)

	388 Greenwich Street, New York, New York  10013
	(Address of principal executive offices)

		(212) 816-6474
	(Registrant's telephone number)

	Christina T. Sydor
	Smith Barney Money Funds, Inc.
	388 Greenwich Street, New York, New York 10013 (22nd Floor) (Name and address of agent for service)


	To amend Parts, A, B and C


	Rule 24f-2(a)(1) Declaration:


The common stock of Smith Barney Money Funds, Inc. registered hereunder is an indefinite number of shares of common stock classified as Cash Portfolio Shares, Government Portfolio Shares and Retirement Portfolio Shares.


Registrant expects to file its Rule 24f-2 Notice on or before February 29, 1996 for its most recent fiscal year ended December 31, 1995.

It is proposed that this Post-Effective Amendment will become effective February 16, 1996 pursuant to paragraph (b) of Rule 485.


	Total number of pages:


	CROSS REFERENCE SHEET
	(as required by Rule 495(a)



Part A of Form N-1A	Prospectus Caption

	1.	Cover Page		cover page

	2.	Synopsis		"Fee Table"

	3.	Condensed Financial Information		"Financial
							Highlights"

	4.	General Description of Registrant		"Shares of the Fund"
							cover page
					"Investment Objectives and Policies"

	5.	Management of the Fund		"Investment Management and
						Distribution of Shares"
						"Purchase of Shares"

	6.	Capital Stock and Other Securities		"Shares of the Fund"
							"Redemption of Shares"
							Cover Page
				"Dividends, Automatic Reinvestment and Taxes"

	7.	Purchase of Securities Being Offered		"Purchase of Shares"

	8.	Redemption or Repurchase		"Redemption of Shares"
							"Minimum Account Size"

	9.	Legal Proceedings		not applicable


	Statement of Additional
Part B of Form N-1A	Information Caption

10.	Cover Page		cover page

11.	Table of Contents		"Table of Contents"

12.	General Information and History		not applicable

13.	Investment Objectives and Policies		"Investment Restrictions and
						Fundamental Policies"

14.	Management of the Registrant	"Directors and Officers"

15.	Control Persons and Principal Holders of Securities
						"Voting Rights"
						"Directors and
						Officers"



16.	Investment Advisory and Other Services		See Prospectus - "Investment
							Management and Distribution
							of Shares"
							"Directors and Officers"
							"The Management Agreement,
							Plan of Distribution and
							Other Services"
							"Custodian, Transfer and
							Dividend Disbursing Agent"
							"Independent Auditors"

17.	Brokerage Allocation		See Prospectus - "Investment
					Management and Distribution
					of Shares"

18.	Capital Stock and Other Securities		See Prospectus -
						"Shares of the Fund"
						"Voting Rights"
				"Investment Restrictions and
				Fundamental Policies"

19.	Purchase, Redemptions and Pricing of Securities
		Being Offered		See Prospectus - "Investment
					Management and Distribution
					of Shares"
					"IRA and Other Prototype
					Retirement Plans"
				"Determination of Net Asset
				Value and Amortized Cost
				Valuation"
			See Prospectus -
			"Determination of Net Asset Value"
			See Prospectus - "Purchase of Shares"
			"Financial Statements"

20.	Tax Status		See Prospectus - "Dividends,
			Automatic Reinvestment and Taxes"

21.	Underwriters		See Prospectus - "Investment
				Management and Distribution  of Shares"

22.	Calculation of Performance Data		"Computation of  Yield"
						See Prospectus -
						"Yield Information"

23.	Financial Statements		"Financial Statements"




Part C of Form N-1A

Information required to be included in Part C is set forth under the appropriate item, so numbered in Part C of this Post-Effective Amendment to the Registration Statement.

P R O S P E C T U S

                                                                    Smith Barney
                                                                    Money Funds,
                                                                            Inc.

                                                           FEBRUARY 16,1996

                                                   PROSPECTUS BEGINS ON PAGE ONE

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Everyday.

Smith Barney Money Funds, Inc.

PROSPECTUS
                                                        FEBRUARY 16, 1996

  388 Greenwich Street
  New York, New York 10013
  (212) 723-9218

  Smith Barney Money Funds, Inc. (the "Fund") is a money market fund that invests in high quality money market instruments.

  The Fund seeks to provide:

  . Daily Income
  . Convenience
  . Daily Liquidity
  . Stability of Net Asset Value

  Shares of the Fund are offered in three Portfolios:

  . Cash Portfolio
  . Government Portfolio
  . Retirement Portfolio

  SHARES OF THE FUND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

  This Prospectus sets forth concisely certain information about the Fund and the Portfolios, including service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.

  Additional information about the Fund is contained in a Statement of Addi-tional Information dated February 16, 1996, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by con-tacting a Smith Barney Financial Consultant. The Statement of Additional Infor-mation has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Investment Manager

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Smith Barney Money Funds, Inc.

TABLE OF CONTENTS

FEE TABLE                                      3
------------------------------------------------
FINANCIAL HIGHLIGHTS                           5
------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES             7
------------------------------------------------
VALUATION OF SHARES                           11
------------------------------------------------
DIVIDENDS, AUTOMATIC REINVESTMENT AND TAXES   11
------------------------------------------------
PURCHASE OF SHARES                            12
------------------------------------------------
REDEMPTION OF SHARES                          16
------------------------------------------------
EXCHANGE PRIVILEGE                            20
------------------------------------------------
MINIMUM ACCOUNT SIZE                          23
------------------------------------------------
YIELD INFORMATION                             23
------------------------------------------------
MANAGEMENT OF THE FUND                        24
------------------------------------------------
DISTRIBUTOR                                   25
------------------------------------------------
ADDITIONAL INFORMATION                        25
------------------------------------------------

-------------------------------------------------------------------------------
  No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.
-------------------------------------------------------------------------------

Smith Barney Money Funds, Inc.

FEE TABLE

  The following expense table lists the costs and expenses that an investor will incur either directly or indirectly as a shareholder of each Portfolio based on its operating expenses for its most recent fiscal year:

                                                  CASH PORTFOLIO AND
                             ALL PORTFOLIOS   GOVERNMENT PORTFOLIO ONLY
                             CLASS A SHARES CLASS C SHARES* CLASS Y SHARES
--------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION
    EXPENSES
    Sales Charge Imposed on
      Purchases                   None           None            None
    Sales Charge Imposed on
      Reinvested Dividends        None           None            None
    Deferred Sales Charge         None**         None**          None
    Redemption Fee                None           None            None
    Exchange Fee                  None           None            None
--------------------------------------------------------------------------

                                                                        RETIREMENT
                            CASH PORTFOLIO       GOVERNMENT PORTFOLIO   PORTFOLIO
                        CLASS A CLASS C CLASS Y CLASS A CLASS C CLASS Y  CLASS A
----------------------------------------------------------------------------------
  ANNUAL PORTFOLIO
    OPERATING EXPENSES
    (AS A PERCENTAGE
    OF AVERAGE NET
    ASSETS)
    Management Fees      0.42%   0.42%   0.42%   0.43%   0.43%   0.43%     0.44%
    12b-1 Fees           0.10    0.10     --     0.10    0.10     --       0.10
    Other Expenses       0.10    0.10    0.09    0.07    0.07    0.07      0.18
----------------------------------------------------------------------------------
  TOTAL PORTFOLIO
    OPERATING EXPENSES   0.62%   0.62%   0.51%   0.60%   0.60%   0.50%     0.72%
----------------------------------------------------------------------------------

  * Class C shares are available for purchase only by participants in the Smith Barney 401(k) Program, either directly or as part of an exchange privilege transaction with certain other funds of the Smith Barney Mutual Funds. Class C shares that represent previously issued "Class B" shares of the Government Portfolio may only be redeemed or exchanged out of the Fund. See "Purchase of Shares" and "Exchange Privilege."

 ** Class A shares acquired as part of an exchange privilege transaction, which were originally acquired in one of the other Smith Barney Mutual Funds at net asset value subject to a contingent deferred sales charge ("CDSC"), remain subject to the original fund's CDSC while held in the Fund. Class C shares that represent previously issued "Class B" shares of the Government Portfolio and Class C shares acquired through the Smith Barney 401(k) Program by exchange from a non-money market fund may be subject to a CDSC of 1.00% of redemption proceeds. See "Purchase of Shares" and "Redemption of Shares--Contingent Deferred Sales Charge."

Smith Barney Money Funds, Inc.

 EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares," "Management of the Fund" and "Distributor."

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
  An investor would pay the following expenses
  on a $1,000 investment, assuming (1) 5.00%
  annual return and (2) redemption at the end
  of each time period:
   Cash Portfolio
    Class A                                      $ 6     $20     $35     $77
    Class C                                        6      20      35      77
    Class Y                                        5      16      29      64
   Government Portfolio
    Class A                                        6      19      33      75
    Class C                                        6      19      33      75
    Class Y                                        5      16      28      63
   Retirement Portfolio
    Class A                                        7      23      40      89

  The example is included to provide a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. This assumption is unrelated to the Fund's prior performance and is not a projection of future performance. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Smith Barney Money Funds, Inc.

FINANCIAL HIGHLIGHTS

  The following information for the ten-year period ended December 31, 1995 has been audited in conjunction with the annual audits of the financial statements of Smith Barney Money Funds, Inc. by KPMG Peat Marwick LLP, independent audi-tors. The 1995 financial statements and the independent auditors' report thereon appear in the December 31, 1995 Annual Report to Shareholders.

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                       NET ASSET            DIVIDENDS  NET ASSET                       RATIOS TO AVERAGE NET
                        VALUE,      NET      FROM NET    VALUE            NET ASSETS          ASSETS
YEAR ENDED             BEGINNING INVESTMENT INVESTMENT  END OF   TOTAL    END OF YEAR  ---------------------
DECEMBER 31,            OF YEAR    INCOME     INCOME     YEAR    RETURN  (IN MILLIONS) NET INCOME     EXPENSES
-------------------------------------------------------------------------------------------------------------------
CLASS A
CASH PORTFOLIO:
1995                     $1.00     $0.054    $(0.054)    $1.00    5.53%     $22,969             5.39%         0.62%
1994                      1.00      0.037     (0.037)     1.00    3.73       17,590             4.10          0.64
1993                      1.00      0.026     (0.026)     1.00    2.63        2,953             2.60          0.64
1992                      1.00      0.033     (0.033)     1.00    3.31        2,841             3.17          0.60
1991                      1.00      0.055     (0.055)     1.00    5.66        1,784             5.55          0.52
1990                      1.00      0.076     (0.076)     1.00    7.92        1,998             7.60          0.52
1989                      1.00      0.086     (0.086)     1.00    8.97        2,088             8.60          0.54
1988                      1.00      0.069     (0.069)     1.00    7.15        1,379             6.93          0.58
1987                      1.00      0.061     (0.061)     1.00    6.29        1,327             6.11          0.56
1986                      1.00      0.062     (0.062)     1.00    6.37        1,230             6.21          0.60
GOVERNMENT PORTFOLIO:
1995                      1.00      0.053     (0.053)     1.00    5.45        4,038             5.31          0.60
1994                      1.00      0.036     (0.036)     1.00    3.63        3,695             4.03          0.61
1993                      1.00      0.025     (0.025)     1.00    2.55          636             2.53          0.61
1992                      1.00      0.032     (0.032)     1.00    3.32          675             3.15          0.55
1991                      1.00      0.054     (0.054)     1.00    5.57          394             5.43          0.49
1990                      1.00      0.074     (0.074)     1.00    7.76          363             7.39          0.49
1989                      1.00      0.082     (0.082)     1.00    8.53          150             8.21          0.51
1988                      1.00      0.066     (0.066)     1.00    6.77          105             6.55          0.54
1987                      1.00      0.058     (0.058)     1.00    5.92          124             5.76          0.50
1986                      1.00      0.061     (0.061)     1.00    6.32          109             6.08          0.54
RETIREMENT PORTFOLIO
1995                      1.00      0.053     (0.053)     1.00    5.42        1,280             5.28          0.72
1994                      1.00      0.036     (0.036)     1.00    3.67        1,061             3.57          0.70
1993                      1.00      0.026     (0.026)     1.00    2.58        1,184             2.55          0.70
1992                      1.00      0.032     (0.032)     1.00    3.26        1,030             3.21          0.64
1991                      1.00      0.054     (0.054)     1.00    5.58          972             5.44          0.57
1990                      1.00      0.075     (0.075)     1.00    7.83          923             7.51          0.59
1989                      1.00      0.085     (0.085)     1.00    8.86          810             8.48          0.63
1988                      1.00      0.068     (0.068)     1.00    7.03          463             6.84          0.69
1987                      1.00      0.060     (0.060)     1.00    6.13          403             5.97          0.69
1986(/1/)(/2/)            1.00      0.050     (0.050)     1.00    5.17++        293             5.75+         0.65+
-------------------------------------------------------------------------------------------------------------------

Smith Barney Money Funds, Inc.

                       NET ASSET            DIVIDENDS  NET ASSET                        RATIOS TO AVERAGE NET
                        VALUE,      NET      FROM NET    VALUE             NET ASSETS          ASSETS
YEAR ENDED             BEGINNING INVESTMENT INVESTMENT  END OF   TOTAL     END OF YEAR  ---------------------
DECEMBER 31,            OF YEAR    INCOME     INCOME     YEAR    RETURN   (IN MILLIONS) NET INCOME     EXPENSES
--------------------------------------------------------------------------------------------------------------------
CLASS C
CASH PORTFOLIO:
1995                     $1.00     $0.054    $(0.054)    $1.00     5.53%        $2               5.39%         0.62%
1994 (a)                  1.00      0.007     (0.007)     1.00    0.007++        1               4.77+         0.62+
GOVERNMENT PORTFOLIO:
1995                      1.00      0.053     (0.053)     1.00     5.46          2               5.36          0.60
1994 (b)                  1.00      0.036     (0.036)     1.00     3.63          4               3.78          0.61
1993 (c)                  1.00      0.025     (0.025)     1.00     2.55++       .2               2.52+         0.62+
--------------------------------------------------------------------------------------------------------------------
CLASS Y
CASH PORTFOLIO:
1995                      1.00      0.054     (0.054)     1.00     5.50         30               5.29          0.51
1994 (d)                  1.00     0.0004    (0.0004)     1.00   0.0004++       .5               5.23+         0.53+
GOVERNMENT PORTFOLIO:
1995                      1.00      0.054     (0.054)     1.00     5.55          5               5.51          0.50
1994 (e)                  1.00      0.036     (0.036)     1.00     3.65          1               3.58          0.60
1993 (f)                  1.00      0.025     (0.025)     1.00     2.55++        2               2.52+         0.62+
--------------------------------------------------------------------------------------------------------------------

(a)  Inception date November 10, 1994.
(b) Represents previously issued "Class B" shares, which were renamed "Class C" shares on November 7, 1994.
(c)  Inception date March 5, 1993.
(d)  Inception date December 29, 1994.
(e) Represents previously issued "Class C" shares, which were renamed "Class Y" shares on November 7, 1994.
(f)  Inception date October 28, 1993.
(/1/)The Manager voluntarily waived a part of its fee amounting to $.0005 per share (0.05% of average net assets) in 1986 with respect to the Retirement Portfolio.
(/2/)From February 20, 1986 (commencement of operations) to December 31, 1986.
 + Annualized.

 ++Total return is not annualized, as it may not be representative of the total return for that period.

Smith Barney Money Funds, Inc.

INVESTMENT OBJECTIVES AND POLICIES

  The Fund's investment objectives are maximum current income and preservation of capital. The Fund seeks to achieve its objectives with three separate money market portfolios -- the Government Portfolio, which invests exclusively in U.S. Government Obligations and related repurchase agreements, the Cash Port-folio and the Retirement Portfolio, each of which may invest in Bank Obliga-tions and high quality Commercial Paper, Corporate Obligations and Municipal Obligations, in addition to U.S. Government Obligations and related repurchase agreements. The Fund has adopted certain investment policies to assure that, to the extent reasonably possible, each Portfolio's price per share will not change from $1.00, although no assurance can be given that this goal will be achieved on a continuous basis. In order to minimize fluctuations in market price a Portfolio will not purchase a security with a remaining maturity of greater than 13 months or maintain a dollar-weighted average portfolio matu-rity in excess of 90 days (securities used as collateral for repurchase agree-ments are not subject to these restrictions).

  The Fund's investments will be limited to United States dollar-denominated instruments that have received the highest rating from the "Requisite NRSROs", securities of issuers that have received such rating with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (a) any two nationally recognized statistical ratings organiza-tions ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. The NRSROs currently designated as such by the SEC are Standard & Poor's Corpora-tion ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps Inc., IBCA Limited and its affiliate, IBCA, Inc. and Thomson BankWatch.

  The following is a description of the types of money market instruments in which the Fund may invest:

  U.S. Government Obligations -- Obligations issued or guaranteed as to pay-ment of principal and interest by the U.S. Government (including Treasury bills, notes and bonds) or by its agencies and instrumentalities (such as the Government National Mortgage Association, the Student Loan Marketing Associa-tion, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Farm Credit Banks, Federal Home Loan Banks, Fed-eral Intermediate Credit Banks, Federal Land Banks, the Export-Import Bank of the U.S., the Federal Housing Administration, the Federal Home Loan Mortgage Corporation, the U.S. Postal Service, the Federal Financing Bank and the Fed-eral National Mortgage Association). Some of these securities (such as Trea-sury

Smith Barney Money Funds, Inc.

bills) are supported by the full faith and credit of the U.S. Treasury; others (such as obligations of the Federal Home Loan Bank) are supported by the right of the issuer to borrow from the Treasury; while still others (such as obliga-tions of the Student Loan Marketing Association) are supported only by the credit of the instrumentality.

  Repurchase Agreements -- The Fund may enter into repurchase agreement trans-actions with any broker/dealer or other financial institution, including the Fund's custodian, that is deemed creditworthy by the Manager, under guidelines approved by the Board of Directors. A repurchase agreement arises when the Fund acquires a security for a Portfolio and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally the next business day. The resale price is greater than the purchase price and reflects an agreed-upon return unrelated to the coupon rate on the purchased security. Such transac-tions afford an opportunity for the Fund to invest temporarily available cash at no market risk. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price. The Fund's risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date; however, if the seller defaults, realization upon the col-lateral by the Fund may be delayed or limited, or the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. The Fund as a matter of fundamental policy will not enter into a repurchase agreement on behalf of a Portfolio if, as a result thereof, more than 10% of that Portfolio's total assets (taken at current value) at that time would be subject to repurchase agreements maturing in more than seven days.

  The following are permitted investments for the Cash and Retirement Portfo-lios; the Government Portfolio will invest only in U.S. Government Obligations and repurchase agreements secured by such obligations.

  High Quality Commercial Paper -- Promissory notes that have received the highest rating from the Requisite NRSRO for short-term debt securities or com-parable unrated securities. The Cash Portfolio and the Retirement Portfolio may invest without limit in the commercial paper of foreign issuers.

  High Quality Corporate Obligations -- Obligations of corporations that are:
(1) rated AA or better by the Requisite NRSRO or (2) issued by an issuer that has a class of short-term debt obligations that are comparable in priority and security with the obligation and that have been rated in one of the two highest rating categories for short-term debt obligations. A Portfolio will invest only in corporate obligations with remaining maturities of 13 months or less.

Smith Barney Money Funds, Inc.

  Bank Obligations -- Obligations (including certificates of deposit, bankers' acceptances and fixed time deposits) and securities backed by letters of credit of U.S. Banks or other U.S. financial institutions that are members of the Fed-eral Reserve System or the Federal Deposit Insurance Corporation ("FDIC") (in-cluding obligations of foreign branches of such members) if either: (a) the principal amount of the obligation is insured in full by the FDIC, or (b) the issuer of such obligation has capital, surplus and undivided profits in excess of $100 million or total assets of $1 billion (as reported in its most recently published financial statements prior to the date of investment). Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit in denominations greater than $100,000, that are purchased by the Fund, will not be fully insured. The Cash Portfolio and the Retirement Portfolio each will not purchase fixed time deposits maturing in more than seven calendar days, and will limit its investment in fixed time deposits maturing from two business to seven cal-endar days to 10% of its total assets.

  The Cash Portfolio and the Retirement Portfolio each intends to maintain at least 25% of its total assets invested in obligations of domestic and foreign banks, subject to the above-mentioned size criteria. Each such Portfolio may invest in instruments issued by domestic banks, including those issued by their branches outside the United States and subsidiaries located in Canada, and in instruments issued by foreign banks through their branches located in the United States and the United Kingdom. In addition, the Cash and Retirement Portfolios may invest in fixed time deposits of foreign banks issued through their branches located in Grand Cayman Island, Nassau, Tokyo and Toronto.

  High Quality Municipal Obligations -- Debt obligations of states, cities, counties, municipalities, municipal agencies and regional districts rated SP-1+ or A-1 or AA or better by S&P or MIG 2, VMIG 2 or Prime-1 or Aa or better by Moody's or, if not rated, are determined by the Manager to be of comparable quality. At certain times, supply/demand imbalances in the tax-exempt market cause municipal obligations to yield more than taxable obligations of equiva-lent credit quality and maturity length. The purchase of these securities could enhance each Portfolio's yield. Each Portfolio will not invest more than 10% of its total assets in municipal obligations.

  Each Portfolio may, to a limited degree, engage in short-term trading to attempt to take advantage of short-term market variations, or may dispose of a portfolio security prior to its maturity if it believes such disposition advis-able or

Smith Barney Money Funds, Inc.

it needs to generate cash to satisfy redemptions. In such cases, the respec-tive Portfolio may realize a gain or loss.

  Though it has never done so, as a matter of fundamental policy, each Portfo-lio may borrow money from banks for temporary purposes but only in an amount up to 10% of the value of its total assets and may pledge its assets in an amount up to 10% of the value of its total assets only to secure such borrowings. The Fund will borrow money only to accommodate requests for the redemption of shares while effecting an orderly liquidation of portfolio secu-rities or to clear securities transactions and not for leveraging purposes.

  Each Portfolio's investments will be affected by general changes in interest rates, which will result in increases or decreases in the value of the obliga-tions held by the Portfolio. The market value of the obligations held by each Portfolio can be expected to vary inversely to changes in prevailing interest rates. Investors also should recognize that, in periods of declining interest rates, each Portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, each Portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of its investments, thereby reducing the Portfolio's current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which each Portfolio may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity and safety and longer maturities.

  Investments in securities issued by foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions and reduced availability of public information. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers. In addition, there may be less publicly available information about a foreign bank than about a domestic bank.

  None of the Fund's Portfolios can change its investment objectives without the "vote of a majority of the outstanding voting securities," as defined in the Investment Company Act of 1940, as amended (the "Act"). (See "Voting Rights" in the Statement of Additional Information).

Smith Barney Money Funds, Inc.

VALUATION OF SHARES

  The net asset value per share of each Portfolio is determined as of 12 noon New York City time on each day that the New York Stock Exchange ("NYSE") is open by dividing the Portfolio's net assets attributable to each Class (i.e., the value of its assets less liabilities) by the total number of shares of the Class outstanding. Each Portfolio may also determine net asset value per share on days when the NYSE is not open, but when the settlement of securities may otherwise occur. The Fund employs the amortized cost method of valuing portfo-lio securities and intends to use its best efforts to continue to maintain a constant net asset value of $1.00 per share.

DIVIDENDS, AUTOMATIC REINVESTMENT AND TAXES

  Each Portfolio declares a dividend of substantially all of its net invest-ment income on each day the NYSE is open. Net investment income includes interest accrued and discount earned and all short-term realized gains and losses on portfolio securities and is less premium amortized and expenses accrued. Income dividends are paid monthly and will automatically be rein-vested in shares of the same Class of the respective Portfolio unless a share-holder has elected to receive distributions in cash. If a shareholder redeems in full an account between payment dates, all dividends declared up to and including the date of liquidation will be paid with the proceeds from the redemption of shares. The per share dividends of Class A and Class C shares of the Cash Portfolio and the Government Portfolio may be less than the per share dividends of Class Y shares of each such Portfolio principally as a result of the service fee applicable to Class A and Class C shares. Long-term capital gains, if any, will be in the same per share amount for each Class and will be distributed annually.

  It is the Fund's policy to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code with which it believes it complied during its last fiscal year. If so qualified, the Fund will not be subject to Federal income taxes to the extent that it distributes its taxable net income. For Federal income tax purposes, dividends (other than dividends derived from income on tax-exempt municipal obligations, if any) and capital gains distri-butions, if any, whether in shares or cash, are taxable to shareholders of each Portfolio. Under the Internal Revenue Code no portion of the Fund distri-butions will be eligible for the dividends received deduction for corpora-tions.

Smith Barney Money Funds, Inc.

PURCHASE OF SHARES

  Shares may be purchased through a brokerage account maintained with Smith Barney Inc. ("Smith Barney"). Shares may also be purchased through a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and cer-tain other institutional investors, may purchase shares directly from the Fund through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data") (formerly, The Shareholder Services Group Inc.). No maintenance fee will be charged by the Fund in connection with a brokerage account through which an investor purchases or holds shares. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Share certificates are issued only upon a shareholder's written request to First Data.

  For shares purchased through a brokerage account maintained with Smith Bar-ney, Smith Barney has advised the Fund that depending on the type of securi-ties account, its clients' free credit balances (i.e., immediately available funds) will be invested automatically in full shares of the designated Portfo-lio either on a daily or weekly basis. In addition to this "sweep" service, shareholders who open a Smith Barney FMA (R) PLUS SM account, which is a full service investment account, will also be able to take advantage of, among other things: a free Individual Retirement Account ("IRA"), free dividend reinvestment, unlimited checking, 100 free ATM withdrawals each year and online computer access to account information. Smith Barney clients should contact their Financial Consultant for more complete information. A complete record of Fund dividends, purchases and redemptions will be included on such shareholders' regular Smith Barney statements.

  A. CASH PORTFOLIO AND GOVERNMENT PORTFOLIO

  The minimum initial investment for Class A is $1,000 for each Cash Portfolio and Government Portfolio account and the minimum subsequent investment is $50, except for purchases through (a) IRAs and Self-Employed Retirement Plans, for which the minimum initial and subsequent investments are $250 and $50, respec-tively, and (b) retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), for which the minimum initial and subsequent investments are $25. There are no minimum investment requirements in Class A for employees of Travelers Group Inc. ("Travelers") and its subsidiaries, including Smith Barney, and Directors or Trustees if any of the Smith Barney Mutual Funds, and their spouses and children. The minimum initial investment for Class Y is $5,000,000 for each Cash Portfolio and Government Portfolio account (except for purchases of Class Y shares by Smith Barney Concert Series Inc., for which

Smith Barney Money Funds, Inc.

there is no minimum purchase amount) and the minimum subsequent investment is $50. For each Portfolio's Systematic Investment Plan, the minimum initial investment requirement for Class A and C shares and the subsequent investment requirement for all Classes is $50. In addition, Class Z shares, which are offered pursuant to a separate prospectus, are offered exclusively to tax-exempt employee benefit and retirement plans of Smith Barney and its affili-ates.

  Class A and Class Y shares of the Cash Portfolio and Government Portfolio are available for purchase directly by investors. Class C shares of the Cash Port-folio and Government Portfolio are available for purchase only by participants in the Smith Barney 401(k) Program (see below), either directly or as part of an exchange privilege transaction with certain other funds sponsored by Smith Barney. (Class C shares of the Government Portfolio that represent previously issued "Class B" shares may only be redeemed or exchanged out of the Fund.)

  B. RETIREMENT PORTFOLIO

  Shares of the Retirement Portfolio are offered exclusively to retirement plans under Sections 401 and 408 of the Internal Revenue Code. To purchase these shares, a brokerage account for your retirement plan must be established with Smith Barney upon completion of an account application available from your Financial Consultant. Smith Barney has advised the Fund that the minimum ini-tial purchase is $200 for each Retirement Portfolio account, and subsequent investments may be $1.00 or more. Smith Barney also has advised the Fund that on each business day it will automatically invest all good funds of $1.00 or more in the brokerage account in full shares of the Retirement Portfolio, and there is no charge for this service.

  The Fund's shares are sold continuously at their net asset value next deter-mined after a purchase order is received and becomes effective. A purchase order becomes effective when the Fund, Smith Barney or an Introducing Broker receives, or converts the purchase amount into, Federal funds (i.e., monies of member banks within the Federal Reserve System held on deposit at a Federal Reserve Bank). When orders for the purchase of Fund shares are paid for in Fed-eral funds, or are placed by an investor with sufficient Federal funds or cash balance in the investor's brokerage account with Smith Barney or the Introduc-ing Broker, the order becomes effective on the day of receipt if received prior to 12 noon, New York time, on any day the Fund calculates its net asset value. See "Valuation of Shares." Purchase orders received after 12 noon on any busi-ness day are effective as of the time the net asset value is next determined. When orders for the purchase of Fund shares are paid for other than in Federal funds, Smith Barney or the Introducing Broker, acting on behalf of the invest-or, will complete the conversion into, or itself advance, Federal funds, and the order will become effective on the day following its receipt by the Fund, Smith Barney or the Introducing Broker. Shares purchased directly through First Data

Smith Barney Money Funds, Inc.

begin to accrue income dividends on the day that the purchase order becomes effective. All other shares purchased begin to accrue income dividends on the next business day following the day that the purchase order becomes effective.

  SYSTEMATIC INVESTMENT PLAN

  Upon completion of certain automated systems, shareholders may make addi-tions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or First Data is authorized through preauthorized transfers of $50 or more to charge the regular bank account or other financial institution indicated by the shareholder on a monthly or quarterly basis to provide sys-tematic additions to the shareholder's Portfolio account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or First Data. Additional information is available from the Fund or a Smith Barney Financial Consultant.

  SMITH BARNEY 401(K) PROGRAM

  Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and opera-tion of retirement plans under Section 401(a) of the Code. To the extent applicable, the same terms and conditions are offered to all participating plans in the Smith Barney 401(k) Program, which include both 401(k) plans and other types of participant directed, tax-qualified employee benefit plans (collectively, "Participating Plans").

  The Cash Portfolio and Government Portfolio each offers to Participating Plans Class A, Class C and Class Y shares as investment alternatives under the Smith Barney 401(k) Program. Once a Participating Plan has made an initial investment in the Portfolio, all of its subsequent investments in the Portfo-lio must be in the same Class of shares.

  Class A Shares. Class A shares of the Cash Portfolio and Government Portfo-lio are offered to any Participating Plan that purchases from $500,000 to $4,999,999 of Class A shares of one or more non-money market funds of the Smith Barney Mutual Funds. Class A shares acquired through the Smith Barney 401(k) Program after November 7, 1994 by exchange from a non-money market fund are subject to a CDSC of 1.00% of redemption proceeds, if the Participating Plan terminates within four years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

  Class C Shares. Class C shares of the Cash Portfolio and Government Portfo-lio are offered to any Participating Plan that purchases from $250,000 to $499,999 of one or more non-money market funds of the Smith Barney Mutual Funds. Class C shares acquired through the Smith Barney 401(k) Program after

Smith Barney Money Funds, Inc.

November 7, 1994 by exchange from a non-money market fund are subject to a CDSC of 1.00% of redemption proceeds, if the Participating Plan terminates within four years of the date the Participating Plan first enrolled in the Smith Bar-ney 401(k) Program. Each year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program and, if its total non-money market Class C holdings equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the same Portfolio. Such plans will be notified in writing within 30 days after the last business day of the calendar year, and unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of March in the following calendar year. Once the exchange has occurred, a Participating Plan will not be eligible to acquire Class C shares of a Portfolio but instead may acquire Class A shares of the Portfolio. Any Class C shares not converted will continue to be subject to the distribution fee.

  Class Y Shares. Class Y shares of the Cash Portfolio and Government Portfolio are offered without any service fee or CDSC to any Participating Plan that pur-chases $5,000,000 or more of Class Y shares of one or more non-money market funds of the Smith Barney Mutual Funds.

  No CDSC is imposed on redemptions of Class A and Class C shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capi-tal gains distributions, plus (a) the current net asset value of such shares purchased more than one year prior to redemption, plus (b) increases in the net asset value of the shareholder's Class A or Class C shares above the purchase payments made during the preceding year.

  The CDSC will be waived on redemptions of Class A and Class C shares in con-nection with lump-sum or other distributions made by a Participating Plan as a result of: (a) the retirement of an employee in the Participating Plan; (b) the termination of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attain-ment of age 59 1/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the Participating Plan to an employee.

  Participating Plans wishing to acquire shares of the Cash Portfolio and Gov-ernment Portfolio through the Smith Barney 401(k) Program must purchase such shares directly from First Data. For further information regarding the Smith Barney 401(k) Program, investors should contact a Smith Barney Financial Consultant.

Smith Barney Money Funds, Inc.

REDEMPTION OF SHARES

  Shareholders may redeem their shares without charge on any day the Fund cal-culates its net asset value. See "Valuation of Shares." Redemption requests received in proper form before 12 noon, New York time, are priced at the net asset value as next determined on that day. Redemption requests received after 12 noon, New York time, are priced at the net asset value as next determined. Redemption requests must be made through Smith Barney, an Introducing Broker or the securities dealer through whom the shares were purchased, except that shareholders who purchased shares of the Fund from First Data may also redeem shares directly through First Data. A shareholder desiring to redeem shares represented by certificates also must present the certificates to Smith Bar-ney, the Introducing Broker or First Data endorsed for transfer (or accompa-nied by an endorsed stock power), signed exactly as the shares are registered. Redemption requests involving shares represented by certificates will not be deemed received until the certificates are received by First Data in proper form.

  The Fund normally transmits redemption proceeds on the business day follow-ing receipt of a redemption request but, in any event, payment will be made within three days thereafter, except on days on which the NYSE is closed and the settlement of securities does not otherwise occur, or as permitted under the Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. A share-holder who pays for Fund shares by personal check will be credited with the proceeds of a redemption of those shares only after the purchase check has been collected, which may take up to ten days or more. A shareholder who anticipates the need for more immediate access to his or her investment should purchase shares with Federal funds, by bank wire or with a certified or cash-ier's check.

  Fund shareholders who purchase securities through Smith Barney or an Intro-ducing Broker may take advantage of special redemption procedures under which Class A shares of the Fund will be redeemed automatically to the extent neces-sary to satisfy debit balances arising in the shareholder's account with Smith Barney or the Introducing Broker. One example of how an automatic redemption may occur involves the purchase of securities. If a shareholder purchases securities but does not pay for them by settlement date, the number of Fund shares necessary to cover the debit will be redeemed automatically as of the settlement date, which usually occurs three business days after the trade date. Class A shares that are subject to a CDSC (see "Redemption of Shares-- Contingent Deferred Sales Charge") are not eligible for such automatic redemp-tion and will only be redeemed upon specific request. If the shareholder does

Smith Barney Money Funds, Inc.

not request redemption of such shares, the shareholder's account with Smith Barney or the Introducing Broker may be margined to satisfy debit balances if sufficient Fund shares that are not subject to any applicable CDSC are unavail-able. No fee is currently charged with respect to these automatic transactions. Shareholders not wishing to participate in these arrangements should notify their Smith Barney Financial Consultant or the Introducing Broker.

  A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are regis-tered. If the shares to be redeemed were issued in certificate form, the cer-tificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a written redemption request in excess of $2,000, share certificate or stock power must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

 TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

  To determine if a shareholder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is con-firmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee, that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the Fund.)

  Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares, may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (New York City time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not per-mitted under this program.

Smith Barney Money Funds, Inc.

  A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must com-plete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

  Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (New York City time) on any day on which the NYSE is open. See "Exchange Privilege" for more information.

  Additional Information regarding Telephone Redemption and Exchange
Program. Neither the Fund nor its agents will be liable for following instruc-tions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time follow-ing at least seven (7) days prior notice to shareholders.

 CONTINGENT DEFERRED SALES CHARGE -- CASH PORTFOLIO AND GOVERNMENT PORTFOLIO

  Class A shares of the Cash Portfolio and Government Portfolio and Class C shares that represent previously issued "Class B" shares of the Government Portfolio acquired as part of an exchange privilege transaction, which were originally acquired in one of the other Smith Barney Mutual Funds at net asset value subject to a CDSC, continue to be subject to any applicable CDSC of the original fund. Therefore, such Class A and Class C shares that are redeemed within 12 months of the date of purchase of the original fund may be subject to a CDSC of 1.00%. The amount of any CDSC will be paid to and retained by

Smith Barney Money Funds, Inc.

Smith Barney. The CDSC will be assessed based on an amount equal to the net asset value at the time of redemption. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price in the original Fund. In addition, no charge will be assessed on shares derived from reinvest-ment of dividends or capital gains distributions.

  In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestments of dividends and capital gain distribu-tions and finally of other shares held by the shareholder for the longest period of time. The length of time that Class A and Class C shares have been held will be calculated from the date that the shares were initially acquired in one of the other Smith Barney Mutual Funds, and such shares being redeemed will be considered to represent, as applicable, capital appreciation or divi-dend and capital gain distribution reinvestments in such other funds. For Fed-eral income taxpurposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption.

  The CDSC on Class A and Class C shares, if any, will be waived on (a) exchanges (see "Exchange Privilege" below); (b) redemptions of shares within twelve months following the death or disability of the shareholder; (c) redemp-tion of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (d) involuntary redemptions; and (e) redemptions of shares in connection with a combination of a Portfolio with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

  CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

  For information concerning the CDSC applicable to Class A and Class C shares acquired through the Smith Barney 401(k) Program, see "Purchase of Shares."

Smith Barney Money Funds, Inc.

EXCHANGE PRIVILEGE


  Except as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A and Class C shares are subject to minimum investment requirements and all shares are subject to other requirements of the fund into which exchanges are made and a sales charge differential may apply.

  FUND NAME

  Growth Funds

  Smith Barney Aggressive Growth Fund Inc.
  Smith Barney Appreciation Fund Inc.
  Smith Barney Fundamental Value Fund, Inc.
  Smith Barney Growth Opportunity Fund
  Smith Barney Managed Growth Fund

  Smith Barney Natural Resources Fund Inc.
  Smith Barney Special Equities Fund
  Smith Barney Telecommunications Trust Growth Fund

  Growth and Income Funds

  Smith Barney Convertible Fund

  Smith Barney Funds, Inc. -- Equity Income Portfolio

  Smith Barney Growth and Income Fund
  Smith Barney Premium Total Return Fund
  Smith Barney Strategic Investors Fund
  Smith Barney Utilities Fund

  Taxable Fixed-Income Funds

  Smith Barney Adjustable Rate Government Income Fund
  Smith Barney Diversified Strategic Income Fund
  Smith Barney Funds, Inc. -- Income Return Account Portfolio

  *Smith Barney Funds, Inc. -- Short-Term U.S. Treasury Securities Portfolio Smith Barney Funds, Inc. -- U.S. Government Securities Portfolio
  Smith Barney Government Securities Fund
  Smith Barney High Income Fund
  Smith Barney Investment Grade Bond Fund
  Smith Barney Managed Governments Fund Inc.

  Tax-Exempt Funds

  Smith Barney Arizona Municipals Fund Inc.
  Smith Barney California Municipals Fund Inc.

Smith Barney Money Funds, Inc.

  Smith Barney Intermediate Maturity California Municipals Fund
  Smith Barney Intermediate Maturity New York Municipals Fund

  Smith Barney Managed Municipals Fund Inc.
  Smith Barney Massachusetts Municipals Fund

  Smith Barney Muni Funds -- Florida Limited Term Portfolio
  Smith Barney Muni Funds -- Florida Portfolio
  Smith Barney Muni Funds -- Georgia Portfolio
  Smith Barney Muni Funds -- Limited Term Portfolio
  Smith Barney Muni Funds -- National Portfolio

  Smith Barney Muni Funds -- New York Portfolio
  Smith Barney Muni Funds -- Ohio Portfolio
  Smith Barney Muni Funds -- Pennsylvania Portfolio
  Smith Barney New Jersey Municipals Fund Inc.

  Smith Barney Oregon Municipals Fund
  Smith Barney Tax-Exempt Income Fund

  International Funds

  Smith Barney World Funds, Inc. -- Emerging Markets Portfolio
  Smith Barney World Funds, Inc. -- European Portfolio
  Smith Barney World Funds, Inc. -- Global Government Bond Portfolio Smith Barney World Funds, Inc. -- International Balanced Portfolio Smith Barney World Funds, Inc. -- International Equity Portfolio Smith Barney World Funds, Inc. -- Pacific Portfolio

  Smith Barney Concert Series Inc.

  Smith Barney Concert Series Inc. -- Balanced Portfolio

  Smith Barney Concert Series Inc. -- Conservative Portfolio

  Smith Barney Concert Series Inc. -- Growth Portfolio

  Smith Barney Concert Series Inc. -- High Growth Portfolio



  Smith Barney Concert Series Inc. -- Income Portfolio

  Money Market Funds

  Smith Barney Municipal Money Market Fund, Inc.
  *Smith Barney Muni Funds -- California Money Market Portfolio
  *Smith Barney Muni Funds -- New York Money Market Portfolio
--------------------------------------------------------------------------------
* Available for exchange with Class A shares of each Portfolio, and Class Y shares of the Cash Portfolio and the Government Portfolio.

  Class A Exchanges. Class A shares of each Portfolio will be subject to the appropriate "sales charge differential" upon the exchange of such shares for Class A shares of another fund of the Smith Barney Mutual Funds sold with a

Smith Barney Money Funds, Inc.

sales charge. The "sales charge differential" is limited to a percentage rate no greater than the excess of the sales charge rate applicable to purchases of shares of the mutual fund being acquired in the exchange over the sales charge rate(s) actually paid on the mutual fund shares relinquished in the exchange and on any predecessor of those shares. For purposes of the exchange privi-lege, shares obtained through automatic reinvestment of dividends and capital gains distributions are treated as having paid the same sales charges applica-ble to the shares on which the dividends or distributions were paid; however, except in the case of the Smith Barney 401(k) Program, if no sales charge was imposed upon the initial purchase of the shares, any shares obtained through automatic reinvestment will be subject to a sales charge differential upon exchange.

  Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the original fund that had been exchanged.

  Class Y Exchanges. Class Y shareholders of a Portfolio who wish to exchange all or a portion of their Class Y shares for Class Y shares in any of the funds identified above may do so without imposition of any charge.

  Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to each Portfolio's performance and its shareholders. The investment manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of each Portfolio's other share-holders. In this event the Fund may, at its discretion, decide to limit addi-tional purchases and/or exchanges by the shareholder. Upon such a determina-tion the Fund will provide notice in writing or by telephone to the share-holder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Portfolio or (b) remain invested in the Portfolio or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

  Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares -- Telephone Redemption and Exchange Program". Exchanges will be processed at the net asset value next determined, plus any applicable sales charge differential. Redemption procedures discussed above are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the

Smith Barney Money Funds, Inc.

shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. These exchange privileges are available to shareholders resident in any state in which the fund shares being acquired may legally be sold. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

MINIMUM ACCOUNT SIZE


  The Fund reserves the right to redeem involuntarily any shareholder's account in the Cash Portfolio or the Government Portfolio if the aggregate net asset value of the shares held in the account in either Portfolio is less than $500, and to redeem involuntarily any shareholder's account in the Retirement Portfolio if the aggregate net asset value of the shares held in the account is less than $100. With respect to the Cash Portfolio and Government Portfo-lio, any applicable CDSC will be deducted from the proceeds of this redemp-tion. (If a shareholder has more than one account in these Portfolios, each account must satisfy the minimum account size.) Before the Board of Directors of the Fund elects to exercise such right, shareholders will receive prior written notice and will be permitted 60 days to bring accounts up to the mini-mum to avoid involuntary redemption.

YIELD INFORMATION

  From time to time the Fund may advertise the yield and effective yield of its Portfolios. For the Cash Portfolio and Government Portfolio, the Fund may advertise the yield and effective yield of their Class A, Class C and Class Y shares. These yield figures are based on historical earnings and are not intended to indicate future performance. The yield of a Portfolio or a Class refers to the net investment income generated by an investment in the Portfo-lio or the Class over a specific seven-day period (which will be stated in the advertisement). This net investment income is then annualized. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Portfolio or the Class is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the com-pounding effect of the assumed reinvestment.

Smith Barney Money Funds, Inc.

MANAGEMENT OF THE FUND

 BOARD OF DIRECTORS

  Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Directors. The Directors approve all significant agree-ments between the Fund and the companies that furnish services to the Fund and each Portfolio, including agreements with the Fund's distributor, investment manager, custodian and transfer agent. The day-to-day operations of each Port-folio are delegated to the Portfolio's investment manager. The Statement of Additional Information contains background information regarding each Director and executive officer of the Fund.

 MANAGER

  Smith Barney Mutual Funds Management Inc. ("SBMFM" or the "Manager") was incorporated in 1968 under the laws of Delaware. It is a wholly-owned subsidi-ary of Smith Barney Holdings Inc., the parent company of Smith Barney. Smith Barney Holdings Inc. is a wholly-owned subsidiary of Travelers Group Inc., which is a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, Con-sumer Finance Services, Life Insurance Services and Property & Casualty Insur-ance Services.

  SBMFM, Smith Barney and Smith Barney Holdings Inc. are each located at 388 Greenwich Street, New York, New York 10013. SBMFM is also the investment man-ager for numerous other investment companies having aggregate assets as of November 30, 1995 of approximately $68 billion. For the Fund's last fiscal year the management fee was 0.42% of the Cash Portfolio's average daily net assets, 0.43% of the Government Portfolio's average daily net assets and 0.44% of the Retirement Portfolio's average daily net assets. Total expenses for the Cash Portfolio were 0.62% of the average daily net assets for each of the Class A and Class C shares and 0.51% of the average daily net assets for Class Y shares. Total expenses for the Government Portfolio were 0.60% of the aver-age daily net assets for each of the Class A and Class C shares and 0.50% of the average daily net assets for Class Y shares. Total expenses for the Retirement Portfolio were 0.72% of the average daily net assets. Each Portfo-lio's management agreement provides for daily compensation of the Manager at the following annual rates: (1) Cash Portfolio--0.45% on the first $6 billion of the Portfolio's net assets, 0.425% on the next $6 billion, 0.40% on the next $6 billion and 0.35% on net assets in excess of $18 billion; (2) Govern-ment Portfolio--0.45% on the first $2.5 billion of the Portfolio's net assets, 0.40% on the next $2.5 billion and 0.35% on net assets in excess of $5

Smith Barney Money Funds, Inc.

billion; and (c) Retirement Portfolio--0.45% on the first $1 billion of the Portfolio's net assets, 0.40% on the next $1 billion and 0.35% on net assets in excess of $2 billion.

  Under each management agreement SBMFM is responsible for furnishing or caus-ing to be furnished to each Portfolio advice and assistance with respect to the acquisition, holding or disposal of investments and recommendations with respect to other aspects and affairs of each Portfolio, bookkeeping, accounting and administrative services, office space and equipment, and the services of the officers and employees of the Fund.

  The term "Smith Barney" in the title of the Fund has been adopted by permis-sion of Smith Barney and is subject to the right of Smith Barney to elect that the Fund stop using the term in any form or combination of its name.

DISTRIBUTOR


  Smith Barney serves as Principal Underwriter of shares of the Fund. The Fund has adopted for each Portfolio a plan of distribution pursuant to Rule 12b-1 under the Act (the "Plan") under which a service fee is paid by each Class A and Class C to Smith Barney at an annual rate of 0.10% of the Class' average daily net assets. The fee is used by Smith Barney to pay its Financial Consul-tants for servicing shareholder accounts for as long as a shareholder remains a holder of the Class. The service fee is credited at a rate of 0.10% of the average balance of Class shares held in the accounts of customers of Financial Consultants. The service fee is also spent by Smith Barney on the following types of expenses: (1) the pro rata share of other employment costs of such Financial Consultants (e.g., FICA, employee benefits, etc.); (2) employment expenses of home office personnel primarily responsible for providing service to a Portfolio's shareholders and (3) the pro rata share of branch office fixed expenses (including branch overhead allocations). Shareholder servicing expenses incurred by Smith Barney but not reimbursed by a Class in any year will not be a continuing liability of the Class in subsequent years.

  Smith Barney also advises profit-sharing and pension accounts. Smith Barney and its affiliates may in the future act as investment advisers for other accounts.

ADDITIONAL INFORMATION


  The Fund, an open-end, diversified investment company, was incorporated under Maryland law on May 28, 1974. The Board of Directors has authorized the issu-ance of four series of shares, each representing shares in one of four

Smith Barney Money Funds, Inc.

separate Portfolios -- the Cash Portfolio, the Government Portfolio, the Retirement Portfolio and the U.S. Treasury Portfolio -- and may also authorize the creation of additional series of shares. Each share of a Portfolio or Class represents an equal proportionate interest in the net assets of that Portfolio or Class with each other share of the same Portfolio or Class and is entitled to such dividends and distributions out of the net income of that Portfolio or Class as are declared in the discretion of the Board. Shareholders are entitled to one vote for each share held and will vote in the aggregate and not by Port-folio or Class except as otherwise required by the Act or Maryland law. As described under "Voting Rights" in the Statement of Additional Information, the Fund ordinarily will not hold shareholder meetings; however, shareholders have the right to call a meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting to remove directors and the Fund will assist share-holders in calling such a meeting as required by the Act.

  PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, serves as custodian of each Portfolio's investments.

  First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

  The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund also plans to consolidate the mail-ing of its Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their account should contact their Smith Barney Financial Consultant or the Fund's transfer agent.

                                                      SMITH BARNEY
                                                      ------------
                                                      A Member of TravelersGroup









                                                                    SMITH BARNEY
                                                               MONEY FUNDS, INC.

                                                            388 Greenwich Street
                                                        New York, New York 10013

                                                               FD 2322 2/96

P R O S P E C T U S


                                                                    Smith Barney
                                                                    Money Funds,
                                                                            Inc.

                                                             Class Z Shares Only

                                                          FEBRUARY 16, 1996

                                                   PROSPECTUS BEGINS ON PAGE ONE


LOGO  Smith Barney Mutual Funds
      Investing for your future.
      Every day.

Smith Barney Money Funds, Inc. -- Class Z Shares

PROSPECTUS
                                                         FEBRUARY 16, 1996

  388 Greenwich Street
  New York, New York 10013
  (212) 723-9218

  Smith Barney Money Funds, Inc. (the "Fund") is a money market fund that invests in high quality money market instruments.

  The Fund seeks to provide: daily income, convenience, daily liquidity and stability of net asset value.

  Class Z Shares of the Fund are offered in two Portfolios: Cash Portfolio and Government Portfolio.

  SHARES OF THE FUND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

  This Prospectus sets forth concisely certain information about the Fund and the Portfolios, including management fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future refer-ence.

  The Class Z shares described in this Prospectus are currently offered exclusively for sale to tax-exempt employee benefit and retirement plans of Smith Barney Inc. ("Smith Barney") or any of its affiliates ("Qualified Plans").

  Additional information about the Fund is contained in a Statement of Addi-tional Information dated February 16, 1996, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by con-tacting a Smith Barney Financial Consultant. The Statement of Additional Infor-mation has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.

SMITH BARNEY INC.
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Investment Manager

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Smith Barney Money Funds, Inc. -- Class Z Shares

TABLE OF CONTENTS

FEE TABLE                                      3
------------------------------------------------
FINANCIAL HIGHLIGHTS                           4
------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES             5
------------------------------------------------
VALUATION OF SHARES                            9
------------------------------------------------
DIVIDENDS, AUTOMATIC REINVESTMENT AND TAXES    9
------------------------------------------------
PURCHASE, EXCHANGE AND REDEMPTION OF SHARES   10
------------------------------------------------
YIELD INFORMATION                             10
------------------------------------------------
MANAGEMENT OF THE FUND                        11
------------------------------------------------
DISTRIBUTOR                                   11
------------------------------------------------
ADDITIONAL INFORMATION                        12
------------------------------------------------

-------------------------------------------------------------------------------
  No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.
-------------------------------------------------------------------------------

Smith Barney Money Funds, Inc. -- Class Z Shares

FEE TABLE

  The following expense table lists the costs and expenses that an investor will incur either directly or indirectly as a shareholder of Class Z shares of the Fund, based on its operating expenses for its most recent fiscal year:

                                               CASH    GOVERNMENT
                                             PORTFOLIO PORTFOLIO
-----------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES***
    (AS A PERCENTAGE OF AVERAGE NET ASSETS)
    Management Fees                            0.42%      0.43%
    Other Expenses                             0.10       0.07
-----------------------------------------------------------------
  TOTAL FUND OPERATING EXPENSES                0.52%      0.50%
-----------------------------------------------------------------

 EXAMPLE

  The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase and Redemption of Shares" and "Manage-ment of the Fund."

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------------------------------------------------------------------------------
  An investor would pay the following expenses
  on a $1,000 investment, assuming (1) 5.00%
  annual return and (2) redemption at the end
  of each time period:
    Cash Portfolio                               $ 5     $17     $29     $65
    Government Portfolio                           5      16      28      63

  The example is included to provide a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. This assumption is unrelated to the Fund's prior performance and is not a projection of future performance. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Smith Barney Money Funds, Inc.--Class Z Shares

FINANCIAL HIGHLIGHTS

  The following information for the year ended December 31, 1995 and the period ended December 31, 1994 has been audited in conjunction with the annual audits of the financial statements of Smith Barney Money Funds, Inc. by KPMG Peat Marwick LLP, independent auditors. The 1995 financial statements and the inde-pendent auditors' report thereon appear in the December 31, 1995 Annual Report to Shareholders.

FOR EACH SHARE OF CLASS Z CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                       NET ASSET            DIVIDENDS  NET ASSET                        RATIOS TO AVERAGE NET
                        VALUE,      NET      FROM NET    VALUE             NET ASSETS          ASSETS
YEAR ENDED             BEGINNING INVESTMENT INVESTMENT  END OF   TOTAL     END OF YEAR  ---------------------
DECEMBER 31,            OF YEAR    INCOME     INCOME     YEAR    RETURN   (IN MILLIONS) NET INCOME     EXPENSES
--------------------------------------------------------------------------------------------------------------------
CASH PORTFOLIO:
1995                     $1.00     $0.055    $(0.055)    $1.00    5.63%      $0.005              0.52%         5.49%
1994(a)                   1.00      0.006     (0.006)     1.00   0.006++      0.005              0.47+         5.12+
GOVERNMENT PORTFOLIO:
1995                      1.00      0.054     (0.054)     1.00    5.56         31.1              0.50          5.42
1994(b)                   1.00      0.007     (0.007)     1.00   0.007++       30.0              0.51+         4.93+

--------------------------------------------------------------------------------

(a)For the period from November 15, 1994 (inception date) to December 31, 1994.

(b)For the period from November 9, 1994 (inception date) to December 31, 1994.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+Annualized.

Smith Barney Money Funds, Inc. -- Class Z Shares

INVESTMENT OBJECTIVES AND POLICIES

  The Fund's investment objectives are maximum current income and preservation of capital. The Fund seeks to achieve its objectives with three separate money market portfolios, two of which are available for purchasers of Class Z shares -- the Government Portfolio, which invests exclusively in U.S. Govern-ment Obligations and related repurchase agreements, and the Cash Portfolio, which may invest in Bank Obligations and high quality Commercial Paper, Corpo-rate Obligations and Municipal Obligations, in addition to U.S. Government Obligations and related repurchase agreements. The Fund has adopted certain investment policies to assure that, to the extent reasonably possible, each Portfolio's price per share will not change from $1.00, although no assurance can be given that this goal will be achieved on a continuous basis. In order to minimize fluctuations in market price a Portfolio will not purchase a secu-rity with a remaining maturity of greater than 13 months or maintain a dollar-weighted average portfolio maturity in excess of 90 days (securities used as collateral for repurchase agreements are not subject to these restrictions).

  The Fund's investments will be limited to United States dollar-denominated instruments that have received the highest rating from the "Requisite NRSROs", securities of issuers that have received such rating with respect to other short-term debt securities and comparable unrated securities. "Requisite NRSROs" means (a) any two nationally recognized statistical ratings organiza-tions ("NRSROs") that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) one NRSRO, if only one NRSRO has issued such a rating at the time that the Fund acquires the security. The NRSROs currently designated as such by the SEC are Standard & Poor's Corpora-tion ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, Inc., Duff and Phelps Inc., IBCA Limited and its affiliate, IBCA, Inc. and Thomson BankWatch.

  The following is a description of the types of money market instruments in which the Fund may invest:

  U.S. Government Obligations -- Obligations issued or guaranteed as to pay-ment of principal and interest by the U.S. Government (including Treasury bills, notes and bonds) or by its agencies and instrumentalities (such as the Government National Mortgage Association, the Student Loan Marketing Associa-tion, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Farm Credit Banks, Federal Home Loan Banks, Fed-eral Intermediate Credit Banks, Federal Land Banks, the Export-Import Bank of the U.S., the Federal Housing Administration, the Federal Home Loan Mortgage Corporation, the U.S. Postal Service, the Federal Financing Bank and the Fed-eral National Mortgage Association). Some of these securities (such as Trea-sury

Smith Barney Money Funds, Inc. -- Class Z Shares bills) are supported by the full faith and credit of the U.S. Treasury; others (such as obligations of the Federal Home Loan Bank) are supported by the right of the issuer to borrow from the Treasury; while still others (such as obliga-tions of the Student Loan Marketing Association) are supported only by the credit of the instrumentality.

  Repurchase Agreements -- The Fund may enter into repurchase agreement trans-actions with any broker/dealer or other financial institution, including the Fund's custodian, that is deemed creditworthy by the Manager, under guidelines approved by the Board of Directors. A repurchase agreement arises when the Fund acquires a security for a Portfolio and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally the next business day. The resale price is greater than the purchase price and reflects an agreed-upon return unrelated to the coupon rate on the purchased security. Such transac-tions afford an opportunity for the Fund to invest temporarily available cash at no market risk. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the resale price. The Fund's risk is limited to the ability of the seller to pay the agreed-upon amount on the delivery date; however, if the seller defaults, realization upon the col-lateral by the Fund may be delayed or limited, or the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. The Fund as a matter of fundamental policy will not enter into a repurchase agreement on behalf of a Portfolio if, as a result thereof, more than 10% of that Portfolio's total assets (taken at current value) at that time would be subject to repurchase agreements maturing in more than seven days.

  The following are permitted investments for the Cash Portfolio; the Govern-ment Portfolio will invest only in U.S. Government Obligations and repurchase agreements secured by such obligations.

  High Quality Commercial Paper -- Promissory notes that have received the highest rating from the Requisite NRSROs for short-term debt securities or com-parable unrated securities. The Cash Portfolio may invest without limit in the commercial paper of foreign issuers.

  High Quality Corporate Obligations -- Obligations of corporations that are:
(1) rated AA or better by the Requisite NRSROs or (2) issued by an issuer that has a class of short-term debt obligations that are comparable in priority and security with the obligation and that have been rated in one of the two highest rating categories for short-term debt obligations. The Cash Portfolio will invest only in corporate obligations with remaining maturities of 13 months or less.

Smith Barney Money Funds, Inc. -- Class Z Shares

  Bank Obligations -- Obligations (including certificates of deposit, bankers' acceptances and fixed time deposits) and securities backed by letters of credit of U.S. Banks or other U.S. financial institutions that are members of the Fed-eral Reserve System or the Federal Deposit Insurance Corporation ("FDIC") (in-cluding obligations of foreign branches of such members) if either: (a) the principal amount of the obligation is insured in full by the FDIC, or (b) the issuer of such obligation has capital, surplus and undivided profits in excess of $100 million or total assets of $1 billion (as reported in its most recently published financial statements prior to the date of investment). Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore, certificates of deposit in denominations greater than $100,000, that are purchased by the Fund, will not be fully insured. The Cash Portfolio will not purchase fixed time deposits maturing in more than seven calendar days, and will limit its investment in fixed time deposits maturing from two business to seven calendar days to 10% of its total assets.

  The Cash Portfolio intends to maintain at least 25% of its total assets invested in obligations of domestic and foreign banks, subject to the above-mentioned size criteria. The Portfolio may invest in instruments issued by domestic banks, including those issued by their branches outside the United States and subsidiaries located in Canada, and in instruments issued by foreign banks through their branches located in the United States and the United King-dom. In addition, the Cash Portfolio may invest in fixed time deposits of for-eign banks issued through their branches located in Grand Cayman Island, Nas-sau, Tokyo and Toronto.

  High Quality Municipal Obligations -- Debt obligations of states, cities, counties, municipalities, municipal agencies and regional districts rated SP-1+ or A-1 or AA or better by S&P or MIG 2, VMIG 2 or Prime-1 or Aa or better by Moody's or, if not rated, are determined by the Manager to be of comparable quality. At certain times, supply/demand imbalances in the tax-exempt market cause municipal obligations to yield more than taxable obligations of equiva-lent credit quality and maturity length. The purchase of these securities could enhance the Cash Portfolio's yield. The Portfolio will not invest more than 10% of its total assets in municipal obligations.

  Each Portfolio may, to a limited degree, engage in short-term trading to attempt to take advantage of short-term market variations, or may dispose of a portfolio security prior to its maturity if it believes such disposition advis-able or

Smith Barney Money Funds, Inc. -- Class Z Shares it needs to generate cash to satisfy redemptions. In such cases, the respec-tive Portfolio may realize a gain or loss.

  Though it has never done so, as a matter of fundamental policy, each Portfo-lio may borrow money from banks for temporary purposes but only in an amount up to 10% of the value of its total assets and may pledge its assets in an amount up to 10% of the value of its total assets only to secure such borrowings. The Fund will borrow money only to accommodate requests for the redemption of shares while effecting an orderly liquidation of portfolio secu-rities or to clear securities transactions and not for leveraging purposes.

  Each Portfolio's investments will be affected by general changes in interest rates, which will result in increases or decreases in the value of the obliga-tions held by the Portfolio. The market value of the obligations held by each Portfolio can be expected to vary inversely to changes in prevailing interest rates. Investors also should recognize that, in periods of declining interest rates, each Portfolio's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, each Portfolio's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of its investments, thereby reducing the Portfolio's current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which each Portfolio may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity and safety and longer maturities.

  Investments in securities issued by foreign banks or foreign issuers present certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions and reduced availability of public information. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements applicable to domestic issuers. In addition, there may be less publicly available information about a foreign bank than about a domestic bank.

  None of the Fund's Portfolios can change its investment objectives without the "vote of a majority of the outstanding voting securities," as defined in the Investment Company Act of 1940, as amended (the "Act"). (See "Voting Rights" in the Statement of Additional Information).

Smith Barney Money Funds, Inc. -- Class Z Shares

VALUATION OF SHARES

  The net asset value per share of each Portfolio's Class Z shares is deter-mined as of 12 noon New York City time on each day that the New York Stock Exchange ("NYSE") is open by dividing the Portfolio's net assets attributable to the Class (i.e., the value of its assets less liabilities) by the total number of shares of the Class outstanding. Each Portfolio may also determine net asset value per share on days when the NYSE is not open, but when the set-tlement of securities may otherwise occur. The Fund employs the amortized cost method of valuing portfolio securities and intends to use its best efforts to continue to maintain a constant net asset value of $1.00 per share.

DIVIDENDS, AUTOMATIC REINVESTMENT AND TAXES

  Each Portfolio declares a dividend of substantially all of its net invest-ment income on each day the NYSE is open. Net investment income includes interest accrued and discount earned and all short-term realized gains and losses on portfolio securities and is less premium amortized and expenses accrued. Income dividends are paid monthly and will automatically be rein-vested in additional Class Z shares of the respective Portfolio. If a share-holder redeems in full an account between payment dates, all dividends declared up to and including the date of liquidation will be paid with the proceeds from the redemption of shares. The per share dividends of Class Z shares of each Portfolio may be higher than the per share dividends of each Portfolio's other Classes principally as a result of lower fees applicable to Class Z shares. Long-term capital gains, if any, will be in the same per share amount for each Class and will be distributed annually.

  It is the Fund's policy to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code with which it believes it complied during its last fiscal year. If so qualified, the Fund will not be subject to Federal income taxes to the extent that it distributes its taxable net income. For Federal income tax purposes, dividends (other than dividends derived from income on tax-exempt municipal obligations, if any) and capital gains distri-butions, if any, whether in shares or cash, are taxable to shareholders of each Portfolio. Under the Internal Revenue Code no portion of the Fund distri-butions will be eligible for the dividends received deduction for corpora-tions.

Smith Barney Money Funds, Inc. -- Class Z Shares

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES

  Purchases of each Portfolio's Class Z shares must be made in accordance with the terms of a Qualified Plan. The Fund reserves the right to reject any order to purchase its shares and to suspend the offering of shares from time to time. There are no minimum investment requirements for Class Z shares; however, the Fund reserves the right to vary this policy at any time.

  The Fund's shares are sold continuously at their net asset value next deter-mined after a purchase order is received and becomes effective. A purchase order becomes effective when Smith Barney receives, or converts the purchase amount into, Federal funds (i.e., monies of members banks within the Federal Reserve System held on deposit at a Federal Reserve Bank). The order becomes effective on the day of receipt if received prior to 12 noon, New York time, on any day the Fund calculates its net asset value. See "Valuation of Shares." Purchase orders received after 12 noon on any business day are effective as of the time the net asset value is next determined. Shares purchased begin to accrue income dividends on the next business day following the day that the purchase order becomes effective.

  Shareholders may redeem their shares on any day the Fund calculates its net asset value. See "Valuation of Shares." Redemption requests received in proper form before 12 noon, New York time, are priced at the net asset value as next determined on that day. Redemption requests received after 12 noon, New York time, are priced at the net asset value as next determined. Shareholders acquiring Class Z shares through a Smith Barney Qualified Plan should consult the terms of their respective plans for redemption provisions.

  Holders of Class Z shares should consult their Qualified Plans for informa-tion about available exchange options.

YIELD INFORMATION


  From time to time the Fund may advertise the yield and effective yield of the Portfolios' Class Z shares. These yield figures are based on historical earn-ings and are not intended to indicate future performance. The yield refers to the net investment income generated by an investment in the Class over a spe-cific seven-day period (which will be stated in the advertisement). This net investment income is then annualized. The effective yield is calculated simi-larly but, when annualized, the income earned by an investment in the Class is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

Smith Barney Money Funds, Inc. -- Class Z Shares

MANAGEMENT OF THE FUND

  Smith Barney Mutual Funds Management Inc. ("SBMFM" or the "Manager") manages the day to day operations of each Portfolio pursuant to management agreements entered into by the Fund on behalf of each Portfolio, subject to the direction of the Board of Directors of the Fund. SBMFM is a subsidiary of Smith Barney Holdings Inc., which is a subsidiary of Travelers Group Inc., a financial services holding company engaged, through its subsidiaries, principally in four business segments: Investment Services, Consumer Finance Services, Life Insurance Services and Property & Casualty Services. SBMFM, Smith Barney and Smith Barney Holdings Inc. are each located at 388 Greenwich Street, New York, New York 10013. SBMFM is also the investment manager for numerous other investment companies having aggregate assets as of November 30, 1995 of approximately $68 billion. For the Fund's last fiscal year the management fee was 0.42% of the Cash Portfolio's average daily net assets and 0.43% of the Government Portfolio's average daily net assets and total expenses were 0.52% and 0.50%, respectively. Each Portfolio's management agreement provides for daily compensation of the Manager at the following annual rates: (1) Cash Portfolio--0.45% on the first $6 billion of the Portfolio's net assets, 0.425% on the next $6 billion, 0.40% on the next $6 billion and 0.35% on net assets in excess of $18 billion; and (2) Government Portfolio--0.45% on the first $2.5 billion of the Portfolio's net assets, 0.40% on the next $2.5 billion and 0.35% on net assets in excess of $5 billion.

DISTRIBUTOR

  Smith Barney serves as Principal Underwriter of shares of the Fund. Smith Barney also advises profit-sharing and pension accounts. Smith Barney and its affiliates may in the future act as investment advisers for other accounts. The term "Smith Barney" in the title of the Fund has been adopted by permis-sion of Smith Barney and is subject to the right of Smith Barney to elect that the Fund stop using the term in any form or combination of its name.

Smith Barney Money Funds, Inc. -- Class Z Shares

ADDITIONAL INFORMATION


  The Fund, an open-end, diversified investment company, was incorporated under Maryland law on May 28, 1974. The Board of Directors has authorized the issuance of four series of shares, each representing shares in one of four separate Portfolios -- the Cash Portfolio, the Government Portfolio, the Retirement Portfolio and the U.S. Treasury Portfolio -- and may also authorize the creation of additional series of shares. Each share of a Portfolio or Class represents an equal proportionate interest in the net assets of that Portfolio or Class with each other share of the same Portfolio or Class and is entitled to such dividends and distributions out of the net income of that Portfolio or Class as are declared in the discretion of the Board. Sharehold-ers are entitled to one vote for each share held and will vote in the aggre-gate and not by Portfolio or Class except as otherwise required by the Act or Maryland law. As described under "Voting Rights" in the Statement of Addi-tional Information, the Fund ordinarily will not hold shareholder meetings; however, shareholders have the right to call a meeting upon a vote of 10% of the Fund's outstanding shares for the purpose of voting to remove directors and the Fund will assist shareholders in calling such a meeting as required by the Act.

  PNC Bank, National Association, located at 17th and Chestnut Streets, Phila-delphia, Pennsylvania 19103, serves as custodian of each Portfolio's invest-ments.

  First Data Investor Services Group, Inc. ("First Data") (formerly, The Shareholder Services Group Inc.), a subsidiary of First Data Corporation, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

  The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a house-hold having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund also plans to con-solidate the mailing of its Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their account should contact their Smith Barney Financial Consultant or the Fund's transfer agent.

                                                                    SMITH BARNEY
                                                                    ------------

                                               A Member of TravelersGroup [LOGO]






                                                                    SMITH BARNEY
                                                               MONEY FUNDS, INC.

                                                            388 Greenwich Street
                                                        New York, New York 10013

                                                               FD 0669 2/96

	Part B


			 February 16, 1996

	SMITH BARNEY MONEY FUNDS, INC.
	388 Greenwich Street
	New York, New York 10013


	STATEMENT OF ADDITIONAL INFORMATION


	Smith Barney Money Funds, Inc. is a money market fund that invests in high quality money market instruments. The Fund seeks to provide:

	 Daily Income       Convenience        Daily Liquidity
	 Stability of Net Asset Value

	Shares of the Fund are currently offered in three Portfolios:

	 Cash Portfolio
	 Government Portfolio
	 Retirement Portfolio

	This Statement of Additional information is not a Prospectus. It is intended to provide more detailed information about Smith Barney Money Funds, Inc. (the "Fund") as well as matters already discussed in the Prospectus and therefore should be read in conjunction with the February 16, 1996 Prospectus which may be obtained from the Fund or a Smith Barney Financial Consultant.

	TABLE OF CONTENTS
	 Page Reference In:

	Statement of Additional
	Information


Directors and Officers					2
Investment Restrictions and Fundamental Policies		4
Computation of Yield					5
Valuation of Shares and Amortized Cost Valuation		6
IRA and Other Prototype Retirement Plan			6
The Management Agreement, Plan of Distribution and Other Services
							7
Voting Rights						9
Custodian, Transfer and Dividend Disbursing Agent		10
Independent Auditors					11
Financial Statements					11
Appendix - Securities Ratings				12


	DIRECTORS AND OFFICERS


*JESSICA BIBLIOWICZ, Director and President
Executive Vice President of Smith Barney Inc. ("Smith Barney"), President of thirty-nine investment companies associated with Smith Barney and Director of twelve investment companies associated with Smith Barney; prior to January, 1994, Director of Sales and Marketing of Prudential Mutual Funds; Prior to September, 1991, Assistant Portfolio Manager for Shearson Lehman Brothers; 36.

JOSEPH H. FLEISS, Director
Retired, 3849 Torrey Pines Blvd., Sarasota, Florida 34238. Director of ten investment companies associated with Smith Barney. Formerly, Senior Vice President of Citibank, Manager of Citibank's Bond Investment Portfolio and Money Management Desk and a Director of Citicorp Securities Co., Inc.; 78.

DONALD R. FOLEY, Director
Retired, 3668 Freshwater Drive, Jupiter, Florida 33477. Director of ten investment companies associated with Smith Barney. Formerly, Vice President of Edwin Bird Wilson, Incorporated (advertising); 73.

PAUL HARDIN, Director
Professor of Law at the University of North Carolina at Chapel Hill, 12083 Morehead, Chapel Hill, NC 27514. Formerly, Chancellor of the University of North Carolina at Chapel Hill; Director of twelve investment companies associated with Smith Barney and a Director of The Summit Bancorporation; 64.

FRANCIS P. MARTIN, Director
Practicing physician, 2000 North Village Avenue, Rockville Centre, New York 11570. Director of ten investment companies associated with Smith Barney. Formerly, President of the Nassau Physicians' Fund, Inc.; 71.

*HEATH B. MCLENDON, Chairman of the Board and Chief Executive Officer
Managing Director of Smith Barney; Director of forty-one investment companies associated with Smith Barney; President of Smith Barney Mutual Fund Management Inc. ("SBMFM" or the "Manager"); Chairman of Smith Barney Strategy Advisers Inc.; prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers, Inc.; Vice Chairman of Shearson Asset Management; 62.

RODERICK C. RASMUSSEN, Director
Investment Counselor, 81 Mountain Road, Verona, New Jersey 07044. Director of ten investment companies associated with Smith Barney. Formerly, Vice President of Dresdner and Company Inc. (investment counselors); 69.

JOHN P. TOOLAN, Director
Retired, 13 Chadwell Place, Morristown, New Jersey, 07960. Director of ten investment companies associated with Smith Barney. Formerly, Director and Chairman of Smith Barney Trust Company, Director of Smith Barney Holdings Inc. and the Manager and Senior Executive Vice President, Director and Member of the Executive Committee of Smith Barney; 65.

C. RICHARD YOUNGDAHL, Director
Retired, 339 River Drive, Tequesta, Florida 33469. Director of ten investment companies associated with Smith Barney and Member of the Board of Directors of
D. W. Rich & Company, Inc. Formerly Chairman of the Board of Pensions of the Lutheran Church in America and Chairman of the Board and Chief Executive Officer of Aubrey G. Lanston & Co. (dealers in U.S. Government securities) and President of the Association of Primary Dealers in U.S. Government Securities; 80.

*Designates an "interested person" as defined in the Investment Company Act of 1940 whose business address is 388 Greenwich Street, New York, NY 10013.
Such person is not separately compensated as a Fund officer or director. *LEWIS E. DAIDONE, Senior Vice President and Treasurer
Managing Director of Smith Barney; Senior Vice President and Treasurer of forty-one investment companies associated with Smith Barney, and Director and Senior Vice President of the Manager; 38.

*PHYLLIS M. ZAHORODNY, Vice President and Investment Officer
Managing Director of Smith Barney. Prior to August, 1993, Managing Director and Portfolio Manager of Shearson Lehman Brothers Inc.; 38.

*MARTIN R. HANLEY, Investment Officer
Vice President of Smith Barney. Prior to August, 1993, Vice President and Senior Trader of Shearson Lehman Brothers; 30.

*IRVING DAVID, Controller and Assistant Secretary
Vice President of Smith Barney and the Manager , Controller of 2 investment companies associated with Smith Barney. Prior to March, 1994, Assistant Treasurer of First Investment Management Company; 35.

*CHRISTINA T. SYDOR, Secretary
Managing Director of Smith Barney and Secretary of forty-one investment companies associated with Smith Barney; Secretary and General Counsel of the Manager; 45.
__________________
* Designates an "interested person" as defined in the Investment Company Act of 1940 whose business address is 388 Greenwich Street, New York, NY 10013. Such person is not separately compensated as a Fund officer or director.

	On January 12, 1996, directors and officers owned in the aggregate less than 1% of the outstanding securities of each Portfolio.


	 The following table shows the compensation paid by the Fund to each director during the Fund's last fiscal year. None of the officers of the Fund received any compensation from the Fund for such period. Officers and interested directors of the Fund are compensated by Smith Barney.

COMPENSATION TABLE


					Total
			 Pension or	Compensation		  Number of
			  Retirement 	from Fund		   Funds for
	   Aggregate	Benefits Accrued	  and Fund 		Which Director
	Compensation	   as part of	 Complex		 Serves Within
Name of Person	from Fund   Fund Expenses Paid to Directors	 Fund Complex
Jessica Bibliowicz*        	 $      0	             $0	  $    0		           12
Joseph H. Fleiss		29,069.00	0	53,300.00 	           10
Donald R. Foley		29,369.00	0	56,100.00	           10
Paul Hardin		28,785.00	0	68,200.00	           12
Francis P. Martin		29,385.00	0	56,100.00	           10
Heath B. McLendon*	       0		0		0	           41
Roderick C. Rasmussen	29,385.00	0	56,100.00   	           10
John P. Toolan		29,385.00	0	56,100.00	           10
C. Richard Youngdahl	29,085.00	0	53,300.00	           10

* Designates an "interested director."




	INVESTMENT RESTRICTIONS AND FUNDAMENTAL POLICIES

	The Fund has adopted the following restrictions and fundamental policies that cannot be changed without approval by a "vote of a majority of the outstanding voting securities" of each Portfolio affected by the change, as defined in the Investment Company Act of 1940 (the "Act") and in accordance with Rule 18f-2 thereunder (see "Voting Rights").

(1) No Portfolio may borrow money except from banks for temporary purposes in an amount up to 10% of the value of its total assets and may pledge its assets in an amount up to 10% of the value of its total assets only to secure such borrowings. The Fund will borrow money only to accommodate requests for the redemption of shares while effecting an orderly liquidation of portfolio securities or to clear securities transactions and not for leveraging purposes. Whenever borrowings exceed 5% of the value of a Portfolio's total assets, the Portfolio will not make any additional investments. This restriction shall not be deemed to prohibit the Government Portfolio from entering into reverse repurchase agreements so long as not more than 33 1/3% of the Portfolio's total assets are subject to such agreements, nor will it be deemed to prohibit the Fund from obtaining letters of credit solely for purposes of participating in a captive insurance company sponsored by the Investment Company Institute to provide fidelity and directors and officers liability insurance; (2) The Cash Portfolio and the Retirement Portfolio each may not with respect to 75% of its assets invest more than 5% of its assets in the securities of any one issuer, except securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities or U.S. bank obligations; (3) Neither the Cash Portfolio nor the Retirement Portfolio may invest less than 25% of its assets in bank obligations (including both domestic and foreign bank obligations) and each reserves freedom of action to concentrate in securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies of instrumentalities; (4) No Portfolio may sell securities short; (5) No Portfolio may write or purchase put or call options; (6) No Portfolio may purchase illiquid securities (such as repurchase agreements with maturities in excess of seven days) or other securities that are not readily marketable if more than 10% of the total assets of the Portfolio would be invested in such securities; (7) No Portfolio may purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests; (8) No Portfolio may make loans to others (except through the purchase of debt obligations referred to under "Investment Objectives and Policies" in the Prospectus), except that the Fund may purchase and simultaneously resell for later delivery, obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities; provided, however, that the Fund will not enter into such a repurchase agreement on behalf of a Portfolio if, as a result thereof, more than 10% of its total assets (taken at current value) at that time would be subject to repurchase agreements maturing in more than seven days; (9) No Portfolio may invest in companies for the purpose of exercising control; and
(10) No Portfolio may invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

	Notwithstanding any of the foregoing investment restrictions, each of the Cash Portfolio, the Government Portfolio and the Retirement Portfolio may invest up to 100% of its assets in U.S. Government Obligations.

	If a Portfolio adheres to a percentage restriction at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing policies.

	Though the Fund has never entered into reverse repurchase agreements and does not currently intend to commit more than 5% of its net assets to such agreements, the Government Portfolio's fundamental policies permit it to invest 1/3 of its total assets in reverse repurchase agreements and to enter into reverse repurchase agreements with broker/dealers and other financial institutions including the Fund's custodian. Such agreements involve the sale of portfolio securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Since the proceeds of borrowings under reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." Such transactions are only advantageous if the Government Portfolio has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when the Manager believes it will be advantageous to the Government Portfolio. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Government Portfolio's assets. The Fund's custodian bank will maintain a separate account for the Government Portfolio with securities having a value equal to or greater than such commitments.

	Although the investment policies of the Cash Portfolio and the Retirement Portfolio permit each Portfolio to invest in fixed time deposits without maturity and percentage restrictions, each of these Portfolios currently intends to limit to 5% of its net assets investment in fixed time deposits with a maturity of from two business to seven calendar days and will invest only if, when combined with other illiquid assets of the Portfolio, not more than 10% of its assets would be invested in all such instruments.
 Fixed time deposits, unlike negotiable certificates of deposit, generally do not have a market and may be subject to penalties for early withdrawal of funds.

	The Articles of Incorporation of the Fund permit the Board of Directors to establish additional Portfolios of the Fund from time to time. The investment restrictions applicable to any such additional Portfolio would be established by the Board of Directors at the time such Portfolio were established and may differ from those set forth above. In the event of the liquidation or dissolution of a Portfolio or of the Fund, shares of a Portfolio are entitled to receive the assets belonging to that Portfolio and a proportionate distribution of any general assets not belonging to any particular Portfolio that are available for distribution based upon the relative net assets of the respective Portfolios.


COMPUTATION OF YIELD

	For the seven-day period ended December 31, 1995 the yield for the Cash Portfolio was 5.16% (the effective yield was 5.30%) for Class A and Class C shares and 5.26% (the effective yield was 5.40%) for the Class Y shares with an average dollar-weighted portfolio maturity of 71 days; the yield for the Government Portfolio was 5.07% (the effective yield was 5.20%) for the Class A and Class C shares and 5.17%(the effective yield was 5.30%) for the Class Y shares with an average dollar-weighted maturity of 64 days; and the yield for the Retirement Portfolio was 5.06% (the effective yield was 5.19%) with an average dollar-weighted portfolio maturity of 58 days. The Fund quotes current yield of each Portfolio and class by dividing the net change in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a recent seven-day base period by the value of the account at the beginning of the base period and multiplying this base period return by 365/7. (Net change in account value being the value of additional shares purchased with dividends from original shares and dividends declared on both original shares and any additional shares, but does not include any changes in unrealized appreciation or depreciation.) In addition, for each Portfolio and class the Fund may from time to time quote effective yield figures assuming the compounding of dividends. The effective yield will be slightly higher than the yield because of the compounding effect. The Fund also quotes for each Portfolio and class the average dollar-weighted portfolio maturity for the corresponding seven-day period.

	Although principal is not insured, it is not expected that the net asset value of each Portfolio's shares will fluctuate because the Fund uses the amortized cost method of valuation.
(See "Valuation of Shares" in the Prospectus and below.) The investor should remember that yield is a function of the type, quality and maturity of the instruments in a Portfolio, and the Portfolio's operating expenses. While current yield information may be useful, investors should realize that each Portfolio's current yield will fluctuate, is not necessarily representative of future results and may not provide a basis for comparison with bank deposits or other investments that pay a fixed yield for a stated period of time.

	VALUATION OF SHARES AND AMORTIZED COST VALUATION

The Prospectus shares that net asset value will be determined on any day the New York Stock Exchange is open and that the net asset value may be determined on any day that the settlement of securities otherwise occurs. The New York Stock Exchange is closed on the following holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Fund uses the "amortized cost method" for valuing portfolio securities pursuant to a rule under the Act. The amortized cost method of valuation of the Fund's portfolio securities involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The market value of portfolio securities will fluctuate on the basis of the creditworthiness of the issuers of such securities and with changes in interest rates generally. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During such periods the yields to investors in the Fund may differ somewhat from that obtained in a similar company that uses mark-to-market values for all its portfolio securities.
 For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such similar company, and existing investors would receive less
(more) investment income.

The purpose of this method of valuation is to attempt to maintain a constant net asset value per share, and it is expected that the price of the Fund's shares will remain at $1.00; however, shareholders should be aware that despite procedures that will be followed to have a stabilized price, including maintaining a maximum dollar-weighted average portfolio maturity of 90 days and investing in securities with remaining maturities of only 13 months or less, there is no assurance that at some future date there will not be a rapid change in prevailing interest rates, a default by an issuer or some other event that could cause the Fund's price per share to change from $1.00.

	IRA AND OTHER PROTOTYPE RETIREMENT PLANS

	Copies of the following plans with custody or trust agreements have been approved by the Internal Revenue Service and are available from the Fund or Smith Barney; investors should consult with their own tax or retirement planning advisors prior to the establishment of a plan.



IRA, Rollover IRA, and Simplified Employee Pension - IRA

	The Tax Reform Act of 1986 (the "Tax Reform Act") changed the eligibility requirements for participants in Individual Retirement Accounts ("IRAs"). Under the Tax Reform Act if you or your spouse have earned income and neither you nor your spouse is an active participant in an employer-sponsored retirement plan, each of you may establish an IRA and make maximum annual contributions limited to the lesser of earned income or $2,000. If your spouse is not employed, you may contribute and deduct on your joint return a total of $2,250 between two IRAs.

	If you or your spouse is an active participant in an employer-sponsored retirement plan, a deduction for contributions to an IRA might still be allowed in full or in part, depending on your combined adjusted gross income. For married couples filing jointly, a full deduction for contributions to an IRA will be allowed where the couples' adjusted gross income is below $40,001 ($25,001 for an unmarried individual); a partial deduction will be allowed where adjusted gross income is between $40,001-50,000 ($25,001-35,000 for an unmarried individual); and no deduction when adjusted gross income is $50,000 or more ($35,000 for an unmarried individual). Shareholders should consult their tax advisors concerning the effects of the Tax Reform Act on the deductibility of their IRA contributions.

	A Rollover IRA is available to defer taxes on lump sum payments and other qualifying rollover amounts (no maximum) received from another retirement plan.

	An employer who has established a Simplified Employee
Pension - IRA ("SEP-IRA") on behalf of eligible employees may make a maximum annual contribution to each participant's account of 15% (up to $22,500) of each participant's compensation.

	In addition, certain small employers (those who have 25 or fewer employees) can establish a Simplified Employee Pension Plan
- Salary Reduction Plan ("SEP - Salary Reduction Plan") under which employees can make elective pre-tax contributions of up to $9,240 of gross income. Consult your tax advisor for special rules regarding establishing either type of SEP.

	An ERISA disclosure statement providing additional details is included with each IRA application sent to participants.

Paired Defined Contribution Prototype

	Corporations (including Subchapter S corporations) and non-corporate entities may purchase shares of the Fund through the Smith Barney Prototype Paired Defined Contribution Plan. The prototype permits adoption of profit-sharing provisions, money purchase pension provisions, or both, to provide benefits for eligible employees and their beneficiaries. The prototype provides for a maximum annual tax deductible contribution on behalf of each Participant of up to 25% of compensation, but not to exceed $30,000 (provided that a money purchase pension plan or both a profit-sharing plan and a money purchase pension plan are adopted thereunder).


	THE MANAGEMENT AGREEMENT, PLAN OF DISTRIBUTION AND OTHER
	SERVICES

Manager

	 Smith Barney Mutual Funds Management Inc. (the "Manager") manages the day to day operations of each Portfolio pursuant to management agreements entered into by the Fund on behalf of each Portfolio. Under the management agreements, the Manager offers each Portfolio advice and assistance with respect to the acquisition, holding or disposal of securities and recommendations with respect to other aspects of the business and affairs of each Portfolio. It also furnishes each Portfolio with executive and other personnel; management, bookkeeping, accounting and administrative services; office space and equipment; and the services of the officers and employees of the Fund.

	For the years 1993, 1994, and 1995, the management fee for the Cash Portfolio was $13,386,741 $20,507,822 and $85,620,015,
respectively; for the years 1993, 1994 and 1995, the management fee for the Government Portfolio was $2,961,843, $4,378,067 and $17,222,206, respectively, and for the years 1993, 1994 and 1995 the management fee for the Retirement Portfolio was $4,865,152, $5,058,146, and $5,043,576 respectively.

	Each Portfolio's management agreement, which was approved by its shareholders on September 16, 1994 and became effective on November 21, 1994, provides for daily compensation of the Manager at the following annual rate: (1) Cash Portfolio - 0.45% on the first $6 billion of the Portfolio's net assets, 0.425% on the next $6 billion, 0.40% on the next $6 billion and 0.35% on net assets in excess of $18 billion; (2) Government Portfolio - 0.45% on the first $2.5 billion of the Portfolio's net assets, 0.40% on the next $2.5 billion and 0.35% on net assets in excess of $5 billion; and (c) Retirement Portfolio - 0.45% on the first $1 billion of the Portfolio's net assets, 0.40% on the next $1 billion and 0.35% on net assets in excess of $2 billion.

	Each Portfolio's management agreement further provides that all other expenses not specifically assumed by the Manager under each management agreement are borne by the Fund. Expenses payable by the Fund include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books, performing portfolio valuations, and for rendering other services to the Fund) and shareholder servicing agents, filing fees and expenses relating to the registration and qualification of the Fund's shares under Federal or state securities laws and maintaining such registrations and qualifications (including the printing of the Fund's registration statements and prospectuses), expenses of preparing, printing and distributing all proxy material, reports and notices to shareholders, out-of-pocket expenses of directors and fees of directors who are not "interested persons" as defined in the Act, fees of auditors and legal counsel, interest, taxes, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, and all other costs incident to the Fund's corporate existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses are charged to each Portfolio; the management fee and general corporate expenses are allocated on the basis of relative net assets. No sales or promotion expenses are incurred by the Fund, but expenses incurred in complying with laws regulating the issue or sale of the Fund's shares are not deemed sales or promotion expenses.

	The Manager has agreed that if in any fiscal year the total expenses of any Portfolio, exclusive of taxes, brokerage, interest and (with the prior written consent of the necessary state securities commissions) extraordinary expenses exceed 0.7% of the average daily net assets for that fiscal year of the Portfolio, the Manager will reduce its fee to the extent of such excess. The 0.7% voluntary expense limitation shall be in effect until it is terminated by 14 days' written notice to shareholders and by supplement to the then current prospectus.

	Each Portfolio's management agreement will continue in effect if specifically approved annually by a majority of the directors of the Fund, including a majority of the directors who are not parties to such contract or "interested persons" of any such party. Each agreement may be terminated without penalty by either of the parties on 60 days' written notice and must terminate in the event of its assignment. It may be amended or modified only if approved by vote of the holders of "a majority of the outstanding voting securities" of such Portfolio as defined in the Act and Rules thereunder which is discussed below under "Voting Rights."

	Each agreement provides that the Manager is not liable for any act or omission in the course of or in connection with rendering services under the agreement in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

Plan of Distribution

	The Fund has adopted for each Portfolio a plan of distribution pursuant to Rule 12b-1 under the Act (the "Plan") under which a service fee is paid by each of Class A and Class C to Smith Barney at an annual rate of 0.10% of the class' average daily net assets. See "Distributor" in the Prospectus.

Brokerage

	The Manager places orders for the purchase and sale of securities for the portfolios of the Fund. All of the Fund's portfolio transactions have been principal transactions with major dealers in money market instruments, on which no brokerage commissions are paid. Purchases from or sales to dealers serving as market-makers include the spread between the bid and asked prices. No portfolio transactions are handled by Smith Barney.


VOTING RIGHTS

	As permitted by Maryland law, there will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. At that time, the directors then in office will call a shareholders' meeting for the election of directors. The directors must call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the fund. At such a meeting, a director may be removed after the holders of record of not less than a majority of the outstanding shares of the Fund have declared that the director be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the directors shall continue to hold office and may appoint successor directors.

	Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by "vote of a majority of the outstanding voting securities" (as defined below) of each Portfolio or class affected by the matter.
 Rule 18f-2 further provides that a Portfolio or class shall be deemed to be affected by a matter unless it is clear that the interests of each Portfolio or class in a matter are identical or that the matter does not affect any interest of the Portfolio or class. Under the Rule the approval of a management agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Portfolio only if approved by a majority of the outstanding voting securities of the Portfolio affected by the matter. The Rule, however, also provides that the ratification of independent public accountants, the election of directors, and the approval of a distribution agreement that is submitted to shareholders are not subject to the separate voting requirements and may be effectively acted upon by a vote of the holders of a majority of all Fund shares voting without regard to Portfolio.

	As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund (or the affected Portfolio or class) or (b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the Fund (or the affected Portfolio or class) are represented at the meeting in person or by proxy.

	Following are the names, addresses and percent of ownership of each person who owns of record or is known by the Fund to own of record of beneficially 5% or more of any Class of the Cash Portfolio as of January 12, 1996: Frontier Trust Company as TTEE, Reynolds Brothers Inc. 1000 Airport Rd. Lakewood, NJ 08701, owned of record 254,392.157 shares (14.43%) of the Class C shares; Frontier Trust Company as TTEE, DAS-CO of Idaho Inc. 401(K) Plan, 411 East Karcher Rd., Nampa, ID 83687 owned of record 177,693.468 shares (10.08%) of the outstanding Class C shares; Frontier Trust Company as TTEE, United Mizrahi 401(K) and Profit Sharing Plan,
611 Wilshire Blvd. Ste 700, Los Angeles, CA 90017 owned of record 97,211.10 shares (5.52%) of the outstanding Class C shares, Frontier Trust Company As TTEEMBS/Multimode Inc., Attn. Camille Petrizzo, 7 Norden Lane, Huntington Station, NY 11746 owned of record 91,597.147 shares (5.2%) of the outstanding Class C shares, Frontier Trust Company as TTEE, Bassetti Architects PS,
Architects, Inc. c/o Barclay Group, Attn. Julianna McPhee, 1011 Western Ave. Ste 701, Seattle WA 98104 owned of record 88,468.366 shares (5.02%) of the outstanding Class C shares, Nancy M. Bruno, 1641 Panorama Drive, Birmingham, AL 35216-3703 owned of record 3,933,296.210 shares (21.31%) of the outstanding Class Y shares, James Industries Inc., c/o Mr. James R. Cannaley, P.O. Box 1040, Holland, OH 43528-1040 owned of record 3,599,717.18 shares
(19.51%) of the outstanding Class Y shares, Automatic Data Processing Inc. Retirement And Savings Plan, 1 ADP Boulevard,
B450, Corporate Accounting Dept., Roseland, NJ 07068 owned of record 2,180,651.140 shares (11.81%) of the outstanding Class Y shares, Vincent J. Bruno, 2854 Shook Hill Circle, Birmingham AL 35223-2600 owned of record 1,877,337.37 shares (10.17%) of the outstanding Class Y shares, Theresa B Russo, 4449 Fredericksburg Circle, Birmingham, AL 35213-1817 owned or record 974,325.84 shares (5.28%) of the outstanding Class Y shares, Vincent Bruno ACF, Brannon Bruno U/AL/UTMA, 2854 Shook Hill Circle, Birmingham
AL 35223-2600 owned of record 964,066.48 shares (5.22%) of the outstanding Class Y shares, Daniel M Johnston, Smith Barney Inc. IRA Custodian , North Road PO Box 296, Tully NY 13159-0296, owned of record 5,326.430 shares (100%) of the outstanding Class Z shares.

	Following are the names, addresses and percent ownership of each person who owns of record or is known by the Fund to own of record or beneficially 5% or more of any Class of the Government Portfolio as of January 12, 1996: Jerry L. Calkins, Smith Barney Inc. Rollover Custodian, 8694 W. 101 Street, Overland Park, KS 66212-3416 owned of record 140,132.070 shares (9.99%) of the outstanding Class C shares; Daniel K. Silva, 415 Monticello Rd., San Rafael, CA 94903-3315 owned of record 140,066.67 shares (9.99%) of the outstanding Class C shares; Thomas H Wallis, 12030 SE HWY 25, Okclawaha, FL 32179-5101 owned of record 100,739.050 shares (7.18%) of the outstanding Class C shares; Ullanie S. Revills, Smith Barney Inc. 403B Cust., P.O. Box 4460, Albany GA 31705 owned of record 78,614.82 shares (5.601%) of the outstanding Class C shares; Mike Kline & Lorraine L. Kline TTEES U/A/D
2/23/93, FBO Kline Family Trust, 3717 Hunter St. Riverside CA 92509-1042 owned of record 77,343.28 shares (5.51%) of the outstanding Class C shares; William M. Haber, 54 Wilton RD, Westport CT 06880-3108 owned of record 5,073,592.85 shares (93.91) of the outstanding Class Y shares, Dorothy K. Vernon, 6333 N Scottsdale RD #29, Scottsdale AZ 85250-5428 owned of record 326,165.54 shares (6.03%) of the outstanding Class Y shares and CITIBANK N A Trustee, Smith Barney Harris Upham & Co Inc. 401 K Savings Plan, 111 Wall Street 20th Floor - Attn. N. Kronenberg New York, NY 10043 owned of record 31,713,654.34 shares (100%) of the outstanding Class Z shares.


	CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

	PNC Bank, National Association, a national banking association with offices at 17th and Chestnut Streets, Philadelphia, Pennsylvania, (the "Custodian"), serves as custodian of the Fund's investments. First First Data Investor Services
Group, Inc., Exchange Place, Boston, Massachusetts 02109, serves as the Fund's dividend disbursing and transfer agent.


	INDEPENDENT AUDITORS

	KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York 10154, have been selected as independent auditors for the Fund for its fiscal year ending December 31, 1996 to examine and report on their examination of the financial statements and financial highlights of the Fund.

	FINANCIAL STATEMENTS

	The following financial information is hereby incorporated by reference to the Fund's 1995 Annual Report to Shareholders, a copy of which is furnished with this Statement of Additional information:

		Pages in
		Annual Report

Statements of Assets and Liabilities	19
Statements of Operations  	20
Statement of Changes in Net Assets 	21-23
Notes to Financial Statements	24-28
Financial Highlights 	29-31
Independent Auditors' Report 	32







	APPENDIX - SECURITIES RATINGS



 BOND (AND NOTES) RATINGS

Moody's Investors Service, Inc.

	Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
 While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

 	Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

	Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Rating Group

	AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

	AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

	Plus (+) or Minus (-): The ratings from 'AA' to 'B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

	Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

	L - The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.

	 - Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.

	* - Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.

	NR - Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Fitch Investors Service, Inc.

	AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

	AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

	Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

	NR - Indicates that Fitch does not rate the specific issue.

	Conditional - A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

	Suspended - A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

	Withdrawn - A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion when an issuer fails to furnish proper and timely information.

	Fitch Alert - Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for potential downgrade, or "Evolving", where ratings may be lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

	Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.
 Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderated reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial changes and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.





Standard & Poor's Ratings Group

	A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

IBCA Limited or its affiliate, IBCA Inc.

A-1+ - This designation indicates the highest capacity for timely repayment.

Fitch Investors Service, Inc.

	F-1+ - Indicates the strongest degree of assurance for timely payment.

Duff & Phelps Inc.

	Duff 1+ - Indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free United States Treasury short-term obligations.

The Thompson BankWatch ("TBW")

	TBW-1 - Indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.



 In compliance with Rule 2a-7 under the Act, the Cash Portfolio and Retirement Portfolio each will not purchase any securities, other than obligations of the U.S. Government or its agencies and instrumentalities, if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in securities of any one issuer. The Fund's fundamental policy would give each such Portfolio the ability to invest, with respect to 25% of the Portfolio's assets, more than 5% of its assets in any one issuer only in the event that Rule 2a-7 is amended in the future.
















	PART C - OTHER INFORMATION



Item 24.	Financial Statement and Exhibits

	(a)	Financial Statements
		   Location
in:
					Part A	Part B
						Annual Report



	Statements of Assets and Liabilities	-	*

	Statements of Operations		-		*


	Statements of Changes in Net Assets	-		*


	Notes to Financial Statements		-		*



*	The Registrant's Annual Report for the fiscal year ended December 31,
1995 and the Report of Independent Accountant dated February 2 ,1996 is incorporated by reference to the N-30D filed on February 13, 1996 as Accession # 0000091155-96-75.

	All other statements and schedules are omitted because they are not applicable or the required information will be shown in the financial statements or notes thereto.

			(b)	Exhibits

			(1)	(a)	Articles Supplementary to the Articles of
Incorporation dated November 7, 1985, January 30,
1984, August 12, 1980 and May 8, 1980 are
incorporated by reference to Exhibits (a) through
(d) to Post-Effective Amendment No. 32.

				(b)	Articles Supplementary to the Articles of
Incorporation dated December 5, 1990 and Articles of
Amendment dated April 19, 1991 are incorporated by reference to Exhibit 1(b) and (c) to Post-Effective
Amendment No. 35.

				(c)	Articles of Amendment to the Articles of
Incorporation dated October 28,1992 and Articles Supplementary to the
Articles of Incorporation dated December 8, 1992 are incorporated by reference to Exhibit 1(c) and (d) to Post-Effective Amendment No. 41.


			(2)	Bylaws are incorporated by reference to Exhibit 2 to
Post-Effective Amendment No. 32.

			(3)	Not applicable.

			(4)	Specimen Stock Certificates for the Cash Portfolio,
Government Portfolio and Retirement Portfolio are
incorporated by reference to Exhibits 4(a) through (c) to
Post-Effective Amendment No. 32

			(5)	(a)	Management Agreement - U.S. Treasury Portfolio is
incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 34.

				(b)	Management Agreement for the Cash Portfolio.

				(c)	Management Agreement for the Government Portfolio.

				(d)	Management Agreement for the Retirement Portfolio.

			(6)	Underwriting Agreement is incorporated by reference to
Exhibit 6 to Post-Effective Amendment No. 32.

			(7)	Not applicable.

			(8)	Custodian Agreement is incorporated by reference to
Exhibit 8 to Post-Effective Amendment No. 32.

			(9)	Transfer Agency Agreement is incorporated by reference to
Exhibit 9 to Post -Effective Amendment No. 32.

		(10)	Previously Filed

		(11)	(i)   Auditors' Report (see the Annual Report to
Shareholders which is incorporated by reference in the Statement of Additional Information)

			(ii)  Auditors' Consent (filed herewith)

		(12)	Previously Filed.

		(13)	Not applicable.

		(14)	Previously Filed.

		(15)	(a) Plan of Distribution Pursuant to Rule 12b-1 for the
Cash Portfolio.

			(b) Plan of Distribution Pursuant to Rule 12b-1 for the
Government Portfolio.

				(c) Plan of Distribution Pursuant to Rule 12b-1 for the
Retirement Portfolio is incorporated by reference to
Exhibit 15 to Post-Effective Amendment No. 42.

		(16)	Schedule of 7 Day Yield Computation is incorporated by
reference to Exhibit 16 to Post-Effective Amendment No. 29.

		(17)	Financial Data Schedule (filed herewith)

	(18)	Plan 3 pursuant to Rule 18f-3 is incorporated by
reference to Exhibit 18 to Post-Effective Amendment No. 47.

Item 25.	Persons Controlled by or under Common Control with Registrant

		(None)


Item 26.	Number of Holders of Securities	Number of Recordholders on
		Title of Class		January 12, 1996

		Cash Portfolio		2,139,681
		Government Portfolio	231,662
		Retirement Portfolio	152,480
		Treasury Portfolio	      0

Item 27.	Indemnification

		Reference is made to Article SEVENTH of Registrant's Articles of Incorporation for a complete statement of its terms.

		Subparagraph (9) of Article SEVENTH provides: "Anything herein contained to the contrary notwithstanding, no officer or director of the corporation shall be indemnified for any liability to the registrant or its security holders to which he would otherwise (sic) be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office."

		Registrant is a named assured on a joint insured bond pursuant to Rule 17g-1 of the Investment Company Act of 1940. Other assureds include Mutual Management Corp. (Registrant's Manager) and affiliated investment companies.


Item 28.	Business and other Connections of Investment Adviser

Information as to the Directors and Officers of Smith Barney Mutual Funds Management Inc. is included in its Form ADV (File No. 801-8314), filed with the Commission, which is incorporated herein by reference thereto.


Item 29.	Principal Underwriters

	(a) Smith Barney Inc. ("Smith Barney") also acts as principal underwriter for Smith Barney/Travelers Series Fund Inc., Smith
Barney World Funds, Inc., Smith Barney Municipal Money Market Fund Inc., Smith Barney Muni Funds, Smith Barney Funds, Inc., Smith
Barney Variable Account Funds; The Inefficient-Market Fund, Inc., Smith Barney Intermediate Municipal Fund, Inc., Smith Barney Municipal Fund, Inc., High Income Opportunity Fund Inc., Smith
Barney Adjustable Rate Government Income Fund, Smith Barney Equity Funds, Smith Barney Income Funds, Smith Barney Massachusetts Municipals Fund, Smith Barney Small Capitalization Fund, Zenix
Income Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney Principal Return Fund, The Advisors Fund L.P., Smith Barney 1990s Fund, Municipal High Income Fund Inc., Pacific Corinthian Variable Annuity Fund, The Trust for TRAK Investments, Smith Barney Series Fund, Smith Barney Income Trust, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Fundamental Value
Fund Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney New Jersey Municipals
Fund Inc., Smith Barney Worldwide Prime Assets Fund, Smith Barney Short-Term World Income Fund, Smith Barney Natural Resources Fund Inc., Smith Barney Investment Funds Inc., Smith Barney FMA (R)
Trust, The Italy Fund Inc., Smith Barney Telecommunications Trust, Managed Municipals Portfolio Inc., Managed Municipals Portfolio II Inc., Managed High Income Portfolio Inc., and Greenwich Street California Municipal Fund Inc.

	(b) The information required by this Item 29 with respect to each director and officer of Smith Barney is incorporated by reference to Schedule A of Form BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177)

		(c) not applicable


Item 30.Location of Accounts and Records

	PNC Bank, National Association, 17th and Chestnut Streets, Philadelphia, Pennsylvania
	19103, and First Data Investor Services Group, Inc., Exchange Place, Boston, Massachusetts 02109, will maintain the custodian and the shareholders servicing agent records, respectively required by Section
31(a).

	All other records required by Section 31(a) are maintained at the offices of the Registrant at 388 Greenwich Street, New York, New York 10013 (and preserved for the periods specified by Rule 31a-2).


Item 31.Management Services

	Not applicable.

Item 32.Undertakings

	(a) Not applicable

	(b) Not applicable

	(c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest report to shareholders, upon request and without charge.






	SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York, and State of New York on the 16th day of February 1996.

	SMITH BARNEY MONEY FUNDS, INC.


		BY/s/ Heath B. McLendon
		Heath B. McLendon
	Chairman of the Board and
	Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title			Date

/s/ Heath B. McLendon      Chairman of the Board  		February 16, 1996
 (Heath B. McLendon)		and Chief Executive Officer


/s/ Jessica Bibliowicz	President			February 16, 1996
(Jessica Bibliowicz)


Joseph H. Fleiss*          	Director				February 16, 1996
(Joseph H. Fleiss)


Donald R. Foley*          	Director				February 16, 1996
(Donald R. Foley)


                              Director	   			 February      , 1996
(Paul Hardin)


Francis P. Martin*         	Director				February 16, 1996
(Francis P. Martin)


Roderick C. Rasmussen*  	Director				February 16, 1996
(Roderick C. Rasmussen)


John P. Toolan*             	Director				February 16, 1996
(John P. Toolan)


 C. Richard Youngdahl*    	Director			February 16, 1996
(C. Richard Youngdahl)


/s/ Lewis E. Daidone        	Treasurer and Principal	February 16, 1996
(Lewis E. Daidone)		Financial Officer


*By: /s/ Christina T. Sydor     			February 16, 1996
   Christina T. Sydor
   Pursuant to Power of Attorney


	EXHIBIT INDEX


Exhibit No.	Exhibit			Page No.


(11)	(ii)	Auditor's Consent

(17)	Financial Data Schedule